Retail | Russell U.S. Core Equity Fund
Russell U.S. Core Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
 The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell U.S. Core Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell U.S. Core Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%
Total Annual Fund Operating Expenses	[1]	1.07%	1.82%	1.07%	0.82%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.07%)	none
Net Annual Fund Operating Expenses	[1]	1.07%	1.82%	1.00%	0.82%
[1]	"Other Expenses", "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell U.S. Core Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	678	185	102	84
3 Years	897	574	334	263
5 Years	1,133	987	585	457
10 Years	1,809	2,141	1,303	1,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may employ a "select holdings" strategy designed to increase the Fund's exposure to stocks that are viewed as attractive by multiple money managers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. The "select holdings" strategy amplifies security selection risk and potential underperformance.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell U.S. Core Equity Fund	1 Year	5 Years	10 Years
Class A Shares	8.49%	0.41%	0.44%
Class C Shares	14.22%	1.22%	0.84%
Class E Shares	15.23%	1.63%	1.04%
Class S Shares	15.36%	1.82%	1.26%
Class S Shares Return After Taxes on Distributions	15.21%	1.16%	0.76%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	10.15%	1.47%	0.97%
Russell 1000 Index	16.10%	2.59%	1.83%

Retail | Russell U.S. Quantitative Equity Fund
Russell U.S. Quantitative Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell U.S. Quantitative Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell U.S. Quantitative Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.46%	0.71%	0.71%	0.46%
Total Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.26%	1.01%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.07%)	none
Net Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.19%	1.01%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell U.S. Quantitative Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	696	204	121	103
3 Years	952	631	393	321
5 Years	1,228	1,083	686	558
10 Years	2,013	2,339	1,519	1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies but may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell U.S. Quantitative Equity Fund	1 Year	5 Years	10 Years
Class A Shares	5.76%	(1.15%)	(0.07%)
Class C Shares	11.36%	(0.35%)	0.34%
Class E Shares	12.35%	0.07%	0.54%
Class S Shares	12.51%	0.28%	0.76%
Class S Shares Return After Taxes on Distributions	12.29%	(0.49%)	0.22%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	8.39%	0.21%	0.58%
Russell 1000 Index	16.10%	2.59%	1.83%

Retail | Russell U.S. Growth Fund
Russell U.S. Growth Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell U.S. Growth Fund (USD $)	Class C Shares	Class E Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell U.S. Growth Fund		Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.75%	none	none
Other Expenses	[1]	0.70%	0.70%	0.45%
Total Annual Fund Operating Expenses	[1]	2.25%	1.50%	1.25%
Less Fee Waivers and Expense Reimbursements	[1]	(0.08%)	(0.08%)	(0.08%)
Net Annual Fund Operating Expenses	[1]	2.17%	1.42%	1.17%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

 "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell U.S. Growth Fund (USD $)	Class C Shares	Class E Shares	Class S Shares
1 Year	220	145	120
3 Years	697	468	390
5 Years	1,199	813	680
10 Years	2,582	1,788	1,507

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quartely Return: 18.36% (2Q/03) Lowest Quartely Return: (24.87)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell U.S. Growth Fund	1 Year	5 Years	Since Inception		Inception Date
Class C Shares	14.02%	0.25%	(2.41%)	[1]	Feb 1, 2001	[1]
Class E Shares	14.97%	1.06%	(1.60%)	[1]	Feb 1, 2001	[1]
Class S Shares	15.35%	1.30%	(1.34%)	[1]	Feb 1, 2001	[1]
Class S Shares Return After Taxes on Distributions	15.35%	1.16%	(1.41%)	[1]	Feb 1, 2001	[1]
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	9.98%	1.12%	(1.13%)	[1]	Feb 1, 2001	[1]
Russell 1000 Growth Index	16.71%	3.75%	(0.65%)	[1]
[1]	The Fund first issued Class C, E and S Shares on February 1, 2001.

Retail | Russell U.S. Value Fund
Russell U.S. Value Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell U.S. Value Fund (USD $)	Class C Shares	Class E Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell U.S. Value Fund		Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.75%	none	none
Other Expenses	[1]	0.63%	0.63%	0.38%
Total Annual Fund Operating Expenses	[1]	2.08%	1.33%	1.08%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and actual expenses expected to be incurred during the fiscal year ending October 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell U.S. Value Fund (USD $)	Class C Shares	Class E Shares	Class S Shares
1 Year	211	136	110
3 Years	653	422	343
5 Years	1,120	730	595
10 Years	2,414	1,604	1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell U.S. Value Fund	1 Year	5 Years	Since Inception		Inception Date
Class C Shares	13.56%	(1.71%)	0.82%	[1]	Feb 1, 2001
Class E Shares	14.48%	(0.94%)	1.66%	[1]	Feb 1, 2001
Class S Shares	14.82%	(0.71%)	1.91%	[1]	Feb 1, 2001
Class S Shares Return After Taxes on Distributions	14.73%	(1.69%)	1.17%	[1]	Feb 1, 2001
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	9.73%	(0.65%)	1.53%	[1]	Feb 1, 2001
Russell 1000 Value Index	15.51%	1.28%	3.25%	[1]
[1]	The Fund first issued Class C, E and S Shares on February 1, 2001.

Retail | Russell U.S. Small & Mid Cap Fund
Russell U.S. Small & Mid Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell U.S. Small & Mid Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell U.S. Small & Mid Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.24%	0.99%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.07%)	none
Net Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.17%	0.99%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell U.S. Small & Mid Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	694	202	119	101
3 Years	946	625	387	315
5 Years	1,217	1,073	674	547
10 Years	1,989	2,317	1,494	1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in common stocks of small and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83%) (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell U.S. Small & Mid Cap Fund	1 Year	5 Years	10 Years
Class A Shares	18.83%	1.26%	4.10%
Class C Shares	25.15%	2.09%	4.53%
Class E Shares	26.25%	2.50%	4.74%
Class S Shares	26.47%	2.68%	4.93%
Class S Shares Return After Taxes on Distributions	26.38%	1.05%	3.28%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	17.31%	1.90%	3.82%
Russell 2500 Index	26.71%	4.86%	6.98%
Russell 2000 Index	26.85%	4.47%	6.33%

Retail | Russell International Developed Markets Fund
Russell International Developed Markets Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell International Developed Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell International Developed Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.30%
Total Annual Fund Operating Expenses	[1]	1.25%	2.00%	1.25%	1.00%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.07%)	none
Net Annual Fund Operating Expenses	[1]	1.25%	2.00%	1.18%	1.00%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell International Developed Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	695	203	120	102
3 Years	948	627	389	317
5 Years	1,220	1,076	678	551
10 Years	1,996	2,324	1,502	1,221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of  investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 23.96% (2Q/09) Lowest Quarterly Return: (21.12)% (3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell International Developed Markets Fund		1 Year	5 Years	10 Years
Class A Shares		1.72%	0.51%	2.27%
Class C Shares		7.11%	1.35%	2.69%
Class E Shares		8.04%	1.76%	2.90%
Class S Shares		8.17%	1.95%	3.10%
Class S Shares Return After Taxes on Distributions		8.08%	0.48%	2.23%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares		5.76%	1.43%	2.54%
MSCI EAFE Index (net of tax on dividends from foreign holdings)		7.75%	2.46%	3.50%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)	[1]	9.64%	3.40%	4.12%
[1]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Retail | Russell Global Equity Fund
Russell Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Global Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Global Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.30%
Total Annual Fund Operating Expenses	[1]	1.50%	2.25%	1.50%	1.25%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Global Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	719	228	152	127
3 Years	1,021	703	473	396
5 Years	1,346	1,204	817	685
10 Years	2,261	2,583	1,787	1,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 21.73% 2Q/09 Lowest QuarterlyReturn: (23.73)% 4Q/08
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell Global Equity Fund		1 Year	Since Inception		Inception Date
Class A Shares		7.84%	(3.14%)	[1]	Feb 28, 2007
Class C Shares		13.62%	(2.39%)	[1]	Feb 28, 2007
Class E Shares		14.33%	(1.69%)	[1]	Feb 28, 2007
Class S Shares		14.70%	(1.42%)	[1]	Feb 28, 2007
Class S Shares Return After Taxes on Distributions		14.73%	(1.62%)	[1]	Feb 28, 2007
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares		9.78%	(1.18%)	[1]	Feb 28, 2007
MSCI World Index (net of tax on dividends from foreign holdings)		11.76%	(1.79%)	[1]
Russell Developed Large Cap Index (net of tax on dividends from foreign holdings)	[2]	12.43%	(1.51%)	[1]
[1]	The Fund first issued Class A, C, E and S Shares on February 28, 2007.
[2]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Retail | Russell Emerging Markets Fund
Russell Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.38%	0.63%	0.63%	0.38%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.80%	2.55%	1.80%	1.55%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Emerging Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	747	258	183	157
3 Years	1,109	793	566	489
5 Years	1,493	1,354	973	843
10 Years	2,568	2,883	2,113	1,843

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund primarily invests in equity securities, including common stock and preferred stock of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.

  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

   Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.

  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quaterly Return: 39.59% (2Q/09) Lowest Quaterly Return: (29.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell Emerging Markets Fund		1 Year	5 Years	10 Years
Class A Shares		12.88%	11.35%	14.92%
Class C Shares		18.92%	11.83%	14.78%
Class E Shares		19.82%	12.67%	15.60%
Class S Shares		20.10%	12.96%	15.87%
Class S Shares Return After Taxes on Distributions		19.74%	11.27%	15.01%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares		13.52%	10.95%	14.32%
MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)		18.88%	12.78%	15.89%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings)	[1]	21.71%	13.31%	15.13%
[1]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). RIMCo believes the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Russell Tax-Managed U.S. Large Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax-Managed U.S. Large Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax-Managed U.S. Large Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.24%	0.99%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	1.24%	1.95%	1.20%	0.95%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class C, E and S Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Russell Tax-Managed U.S. Large Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	694	198	122	97
3 Years	946	620	389	311
5 Years	1,217	1,068	676	542
10 Years	1,989	2,312	1,495	1,208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Russell Tax-Managed U.S. Large Cap Fund	1 Year	5 Years	10 Years
Class A Shares	10.20%	0.30%	0.12%
Class C Shares	16.03%	0.75%	(0.04%)
Class E Shares	16.94%	1.50%	0.72%
Class S Shares	17.18%	1.75%	0.97%
Class S Shares Return After Taxes on Distributions	17.11%	1.62%	0.82%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	11.26%	1.48%	0.78%
S&P 500 Index	15.06%	2.29%	1.41%

Russell Tax-Managed U.S. Mid & Small Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Annual Fund Operating Expenses Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.98%	0.98%	0.98%	0.98%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.38%	0.63%	0.63%	0.38%
Total Annual Fund Operating Expenses	[1]	1.61%	2.36%	1.61%	1.36%
Less Fee Waivers and Expense Reimbursements	[1]	(0.07%)	(0.10%)	(0.10%)	(0.10%)
Net Annual Fund Operating Expenses	[1]	1.54%	2.26%	1.51%	1.26%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for a portion of the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Until February 29, 2012, RFSC has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Russell Tax-Managed U.S. Mid & Small Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	723	229	154	128
3 Years	1,047	727	498	421
5 Years	1,394	1,251	867	735
10 Years	2,371	2,689	1,903	1,626

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of medium and small capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:
22.75% (2Q/09)

Lowest Quarterly Return:
(26.01)% (4Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Russell Tax-Managed U.S. Mid & Small Cap Fund	1 Year	5 Years	10 Years
Class A Shares	18.51%	3.90%	4.30%
Class C Shares	24.84%	4.35%	4.13%
Class E Shares	25.75%	5.14%	4.92%
Class S Shares	26.12%	5.41%	5.20%
Class S Shares Return After Taxes on Distributions	26.12%	5.04%	5.00%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	16.98%	4.59%	4.51%
Russell 2500 Index	26.71%	4.86%	6.98%

Retail | Russell Global Opportunistic Credit Fund
Russell Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Global Opportunistic Credit Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Global Opportunistic Credit Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.39%	0.64%	0.64%	0.39%
Total Annual Fund Operating Expenses	[1]	1.64%	2.39%	1.64%	1.39%
Less Fee Waivers and Expense Reimbursements	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)
Net Annual Fund Operating Expenses	[1]	1.28%	2.03%	1.28%	1.03%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

"Other Expenses", "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect actual expenses expected to be incurred for the fiscal year ending October 31, 2011.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Global Opportunistic Credit Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	501	206	130	105
3 Years	839	711	482	405

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was4% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in emerging markets debt securities. The Fund also purchases loans and other direct indebtedness. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. A money manager may seek to protect its investments for the Fund against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes.

A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Retail | Russell Strategic Bond Fund
Russell Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Strategic Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Strategic Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses (Shareholder Services Fees)	[1]	0.27%	0.52%	0.52%	0.27%
Total Annual Fund Operating Expenses	[1]	1.02%	1.77%	1.02%	0.77%
Less Fee Waivers and Expense Reimbursements	[1]	(0.03%)	(0.03%)	(0.08%)	(0.03%)
Net Annual Fund Operating Expenses	[1]	0.99%	1.74%	0.94%	0.74%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver for all classes of shares and in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares and 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Strategic Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	472	177	96	76
3 Years	685	555	317	244
5 Years	915	957	557	426
10 Years	1,575	2,083	1,243	953

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

  Please refer to the "Risks" section in the Fund's Prospectus for further information.

  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell Strategic Bond Fund	1 Year	5 Years	10 Years
Class A Shares	6.40%	4.80%	5.37%
Class C Shares	9.69%	5.26%	5.61%
Class E Shares	10.58%	5.67%	5.81%
Class S Shares	10.78%	5.93%	6.06%
Class S Shares Return After Taxes on Distributions	8.46%	4.08%	4.20%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	6.97%	3.97%	4.08%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Retail | Russell Investment Grade Bond Fund
Russell Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Investment Grade Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Annual Fund Operating Expenses Retail Russell Investment Grade Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.80%	1.55%	0.80%	0.55%
Less Waivers and Expense Reimbursements	[1]	none	none	(0.07%)	none
Net Annual Fund Operating Expenses	[1]	0.80%	1.55%	0.73%	0.55%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

 "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Investment Grade Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	454	158	74	56
3 Years	621	489	248	175
5 Years	803	844	437	305
10 Years	1,328	1,844	982	684

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return:	6.87%	(3Q/09)
Lowest Quarterly Return:	(2.82)%	(3Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell Investment Grade Bond Fund	1 Year	5 Years	10 Years
Class A Shares	4.31%	5.01%	5.20%
Class C Shares	7.49%	5.22%	5.30%
Class E Shares	8.39%	5.82%	5.60%
Class S Shares	8.57%	6.00%	5.82%
Class S Shares Return After Taxes on Distributions	6.65%	4.19%	3.88%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	5.73%	4.07%	3.85%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Retail | Russell Short Duration Bond Fund
Russell Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Short Duration Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Short Duration Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.32%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.03%	1.78%	1.03%	0.78%
Less Fee Waivers and Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Net Annual Fund Operating Expenses	[1]	0.90%	1.65%	0.90%	0.65%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Until February 29, 2012, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect the 0.05% advisory fee waiver.

Until February 29, 2012, RFSC has contractually agreed to waive 0.08% of its transfer agency fees for each Class of Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Short Duration Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	463	168	92	66
3 Years	678	548	315	236
5 Years	911	953	556	421
10 Years	1,577	2,085	1,249	955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.    The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.  More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quaterly Return: 5.84%(2Q/09) Lowest Quaterly Return: (3.76)%(3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell Short Duration Bond Fund	1 Year	5 Years	10 Years
Class A Shares	0.88%	3.45%	3.55%
Class C Shares	4.01%	3.50%	3.19%
Class E Shares	4.78%	4.27%	3.96%
Class S Shares	5.04%	4.52%	4.22%
Class S Shares Return After Taxes on Distributions	4.09%	3.15%	2.88%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	3.26%	3.05%	2.80%
BofA Merrill Lynch 1-3 Yr US Treasuries Index	2.35%	4.17%	3.92%

Russell Tax Exempt Bond Fund
Investment Objective (Fundamental)

The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax Exempt Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax Exempt Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	[1]	0.84%	1.59%	0.84%	0.59%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	0.84%	1.55%	0.80%	0.55%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class C, E and S Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Russell Tax Exempt Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	456	158	82	56
3 Years	627	498	264	185
5 Years	814	861	461	325
10 Years	1,351	1,885	1,032	733

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 5.83% (3Q/09) Lowest Quarterly Return: (2.71)% (4Q/10)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Russell Tax Exempt Bond Fund	1 Year	5 Years	10 Years
Class A Shares	(1.54%)	2.85%	3.34%
Class C Shares	1.63%	2.89%	2.98%
Class E Shares	2.38%	3.66%	3.75%
Class S Shares	2.64%	3.91%	4.01%
Class S Shares Return After Taxes on Distributions	2.64%	3.37%	3.37%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	2.88%	3.33%	3.33%
Barclays Capital Municipal 1-10 Yr Blend (1-12) Index	3.13%	4.60%	4.60%

Retail | Russell Commodity Strategies Fund
Russell Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Commodity Strategies Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Commodity Strategies Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%
Acquired Fund Fees and Expenses	[1]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	[1]	2.08%	2.83%	2.08%	1.83%
Less Fee Waivers and Expense Reimbursements	[1]	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Net Annual Fund Operating Expenses	[1]	1.57%	2.32%	1.57%	1.32%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell Cayman Commodity Strategies Fund Ltd. (the "Subsidiary") and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

RIMCo has contractually agreed to waive, until February 29, 2012, 0.25% of its 1.25% advisory fee for the Fund.

The Subsidiary pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets  (collectively, the "Subsidiary Fees").   Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any.  These waivers may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Commodity Strategies Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	725	235	159	134
3 Years	1,142	828	602	525

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing directly, or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets and returns that generally correspond to the performance of the Dow Jones – UBS Commodity Index Total Return (the "DJ-UBS Index"), which is a broadly diversified futures index comprised of futures contracts on 19 physical commodities. Additionally, the Fund may take more active risk such that its returns may not correlate as closely to the returns of the DJ-UBS Index. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

         The Fund employs multiple unaffiliated money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act"), and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Retail | Russell Global Infrastructure Fund
Russell Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.41%	0.66%	0.66%	0.41%
Total Annual Fund Operating Expenses	[1]	1.91%	2.66%	1.91%	1.66%
Less Fee Waivers and Expense Reimbursements	[1]	(0.27%)	(0.27%)	(0.27%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	1.64%	2.39%	1.64%	1.39%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Less Fee Waivers and Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Global Infrastructure Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	732	242	167	142
3 Years	1,117	802	575	498

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund primarily invests in equity securities, including common stocks and preferred stocks, of infrastructure companies located in a number of countries around the world, including the U.S., in a globally diversified manner. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates.The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of broad global equity markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Retail | Russell Global Real Estate Securities Fund
Russell Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Russell Global Real Estate Securities Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Russell Global Real Estate Securities Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%
Total Annual Fund Operating Expenses	[1]	1.36%	2.11%	1.36%	1.11%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending October 31. 2011.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail Russell Global Real Estate Securities Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	705	214	138	113
3 Years	980	660	429	352
5 Years	1,275	1,132	742	609
10 Years	2,112	2,437	1,630	1,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 29.86% (3Q/09) Lowest Quarterly Return: (37.26)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail Russell Global Real Estate Securities Fund		1 Year	5 Years	10 Years
Class A Shares		15.74%	1.30%	9.37%
Class C Shares		21.88%	1.72%	9.19%
Class E Shares		22.80%	2.47%	10.00%
Class S Shares		23.15%	2.75%	10.28%
Class S Shares Return After Taxes on Distributions		22.09%	1.10%	8.21%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares		14.97%	1.72%	8.08%
FSTE NAREIT Equity REIT Index		27.95%	3.03%	10.76%
FTSE EPRA/NAREIT Developed Real Estate Index (net)	[1]	19.63%	2.23%	none
[1]	In 2010, RIMCo changed the Fund's investment strategy from a predominantly U.S. based investment strategy to a global investment strategy. As a result, the Fund's primary benchmark changed from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net).

Russell Money Market Fund
Investment Objective (Non-Fundamental)
The Fund seeks to preserve principal and provide liquidity and current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Money Market Fund		Class A Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.10%	none
Other Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses	[1]	0.60%	0.50%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	0.44%	0.23%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other Fund in which the Fund invests, to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred for the fiscal year ending October 31, 2011.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
1 Year	45	24
3 Years	177	135
5 Years	321	255
10 Years	739	608

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") or other similar current or future government programs and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund seeks to maintain a net asset value of  $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable  $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of  $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities. Prices of money market securities generally rise and fall in response to interest rate changes.
  Debt Securities Guaranteed Pursuant to Government Guarantees. The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.
  Asset Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 1.47% (1Q/01) Lowest Quarterly Return: 0.00% (3Q/10)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns - Russell Money Market Fund	1 Year	5 Years	10 Years
Class A Shares	0.09%	2.64%	2.45%
Class S Shares	0.09%	2.71%	2.51%

Class I | Russell U.S. Core Equity Fund
Russell U.S. Core Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell U.S. Core Equity Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell U.S. Core Equity Fund Class I Shares
Advisory Fee	[1]	0.55%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.19%
Total Annual Fund Operating Expenses	[1]	0.74%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Total Annual Fund Operating Expenses" have been restated to reflect expiration of contractual transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell U.S. Core Equity Fund Class I Shares
1 Year	76
3 Years	238
5 Years	413
10 Years	923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may employ a "select holdings" strategy designed to increase the Fund's exposure to stocks that are viewed as attractive by multiple money managers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. The "select holdings" strategy amplifies security selection risk and potential underperformance.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at http://www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 16.37% (3Q/09) Lowest Quarterly Return: (24.99)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell U.S. Core Equity Fund	1 Year	5 Years	10 Years
Class I Shares	15.46%	1.88%	1.29%
Class I Shares Return After Taxes on Distributions	15.30%	1.21%	0.78%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	10.24%	1.51%	1.00%
Russell 1000 Index	16.10%	2.59%	1.83%

Class I | Russell U.S. Quantitative Equity Fund
Russell U.S. Quantitative Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell U.S. Quantitative Equity Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell U.S. Quantitative Equity Fund Class I Shares
Advisory Fee	[1]	0.55%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.38%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" for the Fund have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Total Annual Fund Operating Expenses" have been restated to reflect expiration of contractual transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell U.S. Quantitative Equity Fund Class I Shares
1 Year	95
3 Years	296
5 Years	514
10 Years	1,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies but may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 15.61% (2Q/03)
Lowest Quarterly Return: (21.67)% (4Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell U.S. Quantitative Equity Fund	1 Year	5 Years	10 Years
Class I Shares	12.57%	0.32%	0.78%
Class I Shares Return After Taxes on Distributions	12.34%	(0.46%)	0.24%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	8.45%	0.24%	0.60%
Russell 1000 Index	16.10%	2.59%	1.83%

Class I | Russell U.S. Growth Fund
Russell U.S. Growth Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell U.S. Growth Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell U.S. Growth Fund Class I Shares
Advisory Fee	[1]	0.80%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.37%
Total Annual Fund Operating Expenses	[1]	1.17%
Less Fee Waivers and Expense Reimbursements	[1]	(0.13%)
Net Annual Fund Operating Expenses	[1]	1.04%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Until February 29, 2012, RFSC has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell U.S. Growth Fund Class I Shares
1 Year	106
3 Years	360
5 Years	633
10 Years	1,413

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 18.32% (2Q/03) Lowest Quarterly Return: (24.77)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell U.S. Growth Fund	1 Year	5 Years	Since Inception		Inception Date
Class I Shares	15.50%	1.46%	(1.20%)	[1]	Feb 1, 2001
Class I Shares Return After Taxes on Distributions	15.50%	1.31%	(1.28%)	[1]	Feb 1, 2001
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	10.08%	1.25%	(1.01%)	[1]	Feb 1, 2001
Russell 1000 Growth Index	16.71%	3.75%	(0.65%)	[1]
[1]	The Fund first issued Class I Shares on February 1, 2001.

Class I | Russell U.S. Value Fund
Russell U.S. Value Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell U.S. Value Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell U.S. Value Fund Class I Shares
Advisory Fee	[1]	0.70%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.30%
Total Annual Fund Operating Expenses	[1]	1.00%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and actual expenses expected to be incurred during the fiscal year ending October 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell U.S. Value Fund Class I Shares
1 Year	102
3 Years	320
5 Years	555
10 Years	1,230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 22.45% (3Q/09) Lowest Quarterly Return: (26.86)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell U.S. Value Fund	1 Year	5 Years	Since Inception		Inception Date
Class I Shares	14.88%	(0.60%)	2.03%	[1]	Feb 1, 2001
Class I Shares Return After Taxes on Distributions	14.78%	(1.60%)	1.27%	[1]	Feb 1, 2001
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	9.78%	(0.56%)	1.63%	[1]	Feb 1, 2001
Russell 1000 Value Index	15.51%	1.28%	3.25%	[1]
[1]	The Fund first issued Class I Shares on February 1, 2001.

Class I | Russell U.S. Small & Mid Cap Fund
Russell U.S. Small & Mid Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell U.S. Small & Mid Cap Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell U.S. Small & Mid Cap Fund Class I Shares
Advisory Fee	[1]	0.70%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses	[1]	0.91%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell U.S. Small & Mid Cap Fund Class I Shares
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of small and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.72)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell U.S. Small & Mid Cap Fund	1 Year	5 Years	10 Years
Class I Shares	26.52%	2.74%	4.96%
Class I Shares Return After Taxes on Distributions	26.43%	1.12%	3.31%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	17.37%	1.95%	3.85%
Russell 2500 Index	26.71%	4.86%	6.98%
Russell 2000 Index	26.85%	4.47%	6.33%

Class I | Russell International Developed Markets Fund
Russell International Developed Markets Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell International Developed Markets Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell International Developed Markets Fund Class I Shares
Advisory Fee	[1]	0.70%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses	[1]	0.92%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Total Annual Fund Operating Expenses" have been restated to reflect expiration of contractual transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell International Developed Markets Fund Class I Shares
1 Year	94
3 Years	292
5 Years	508
10 Years	1,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 24.04% (2Q/09)
Lowest Quarterly Return: (21.12)% (3Q/08)

Average Annual Total Returns Class I Russell International Developed Markets Fund		1 Year	5 Years	10 Years
Class I Shares		8.31%	2.01%	3.13%
Class I Shares Return After Taxes on Distributions		8.25%	0.64%	2.31%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares		5.91%	1.58%	2.61%
MSCI EAFE Index (net of tax on dividends from foreign holdings)		7.75%	2.46%	3.50%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)	[1]	9.64%	3.40%	4.12%
[1]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Class I | Russell Strategic Bond Fund
Russell Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell Strategic Bond Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell Strategic Bond Fund Class I Shares
Advisory Fee	[1]	0.50%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.19%
Total Annual Fund Operating Expenses	[1]	0.69%
Less Fee Waivers and Expense Reimbursements	[1]	(0.01%)
Net Annual Fund Operating Expenses	[1]	0.68%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver and the expiration of contractual transfer agency fee waivers for a portion of the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell Strategic Bond Fund Class I Shares
1 Year	70
3 Years	220
5 Years	384
10 Years	860

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return: 8.58% (3Q/09) Lowest Quarterly Return: (4.35)% (3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell Strategic Bond Fund	1 Year	5 Years	10 Years
Class I Shares	10.88%	5.92%	6.06%
Class I Shares Return After Taxes on Distributions	8.50%	3.99%	4.15%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	7.04%	3.91%	4.05%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Class I | Russell Investment Grade Bond Fund
Russell Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Russell Investment Grade Bond Fund Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Russell Investment Grade Bond Fund Class I Shares
Advisory Fee	[1]	0.25%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.21%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.47%
[1]	"Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."

"Total Annual Fund Operating Expenses" have been restated to reflect expiration of transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class I Russell Investment Grade Bond Fund Class I Shares
1 Year	48
3 Years	151
5 Years	263
10 Years	590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I Calendar Year Total Returns

Highest Quarterly Return:	6.90%	(3Q/09)
Lowest Quarterly Return:	(2.83%)	(3Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class I Russell Investment Grade Bond Fund	1 Year	5 Years	10 Years
Class I Shares	8.65%	6.08%	5.86%
Class I Shares Return After Taxes on Distributions	6.70%	4.25%	3.91%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	5.78%	4.12%	3.87%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Class Y | Russell U.S. Core Equity Fund
Russell U.S. Core Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell U.S. Core Equity Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Annual Fund Operating Expenses		Class Y Russell U.S. Core Equity Fund Class Y Shares
Advisory Fee	[1]	0.55%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.09%
Total Annual Fund Operating Expenses	[1]	0.64%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell U.S. Core Equity Fund Class Y Shares
1 Year	65
3 Years	205
5 Years	357
10 Years	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may employ a "select holdings" strategy designed to increase the Fund's exposure to stocks that are viewed as attractive by multiple money managers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. The "select holdings" strategy amplifies security selection risk and potential underperformance.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return: 16.44% (3Q/09) Lowest Quarterly Return: (25.00)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell U.S. Core Equity Fund	1 Year	5 Years	10 Years
Class Y Shares	15.58%	1.93%	1.35%
Class Y Shares Return After Taxes on Distributions	15.40%	1.25%	0.83%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	10.33%	1.55%	1.04%
Russell 1000 Index	16.10%	2.59%	1.83%

Class Y | Russell U.S. Quantitative Equity Fund
Russell U.S. Quantitative Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell U.S. Quantitative Equity Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell U.S. Quantitative Equity Fund Class Y Shares
Advisory Fee	[1]	0.55%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell U.S. Quantitative Equity Fund Class Y Shares
1 Year	85
3 Years	265
5 Years	461
10 Years	1,026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies but may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return: 15.60% (2Q/03)
Lowest Quarterly Return: (21.69)% (4Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell U.S. Quantitative Equity Fund	1 Year	5 Years	10 Years
Class Y Shares	12.68%	0.37%	0.85%
Class Y Shares Return After Taxes on Distributions	12.43%	(0.42%)	0.29%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	8.53%	0.28%	0.65%
Russell 1000 Index	16.10%	2.59%	1.83%

Class Y | Russell U.S. Small & Mid Cap Fund
Russell U.S. Small & Mid Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell U.S. Small & Mid Cap Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell U.S. Small & Mid Cap Fund Class Y Shares
Advisory Fee	[1]	0.70%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.11%
Total Annual Fund Operating Expenses	[1]	0.81%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell U.S. Small & Mid Cap Fund Class Y Shares
1 Year	83
3 Years	260
5 Years	452
10 Years	1,007

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of small and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.78)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell U.S. Small & Mid Cap Fund	1 Year	5 Years	10 Years
Class Y Shares	26.67%	2.81%	5.06%
Class Y Shares Return After Taxes on Distributions	26.56%	1.16%	3.37%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	17.49%	2.00%	3.91%
Russell 2500 Index	26.71%	4.86%	6.98%
Russell 2000 Index	26.85%	4.47%	6.33%

Class Y | Russell International Developed Markets Fund
Russell International Developed Markets Fund Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell International Developed Markets Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell International Developed Markets Fund Class Y Shares
Advisory Fee	[1]	0.70%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses	[1]	0.82%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell International Developed Markets Fund Class Y Shares
1 Year	84
3 Years	262
5 Years	456
10 Years	1,015

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return: 24.03% (2Q/09) Lowest Quarterly Return: (21.11)% (3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell International Developed Markets Fund		1 Year	5 Years	10 Years
Class Y Shares		8.36%	2.07%	3.20%
Class Y Shares Return After Taxes on Distributions		8.29%	0.61%	2.31%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares		5.96%	1.56%	2.61%
MSCI EAFE Index (net of tax on dividends from foreign holdings)		7.75%	2.46%	3.50%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)	[1]	9.64%	3.40%	4.12%
[1]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Class Y | Russell Global Equity Fund
Russell Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Global Equity Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Global Equity Fund Class Y Shares
Advisory Fee	[1]	0.95%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses	[1]	1.07%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of  those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Global Equity Fund Class Y Shares
1 Year	109
3 Years	341
5 Years	591
10 Years	1,307

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com..

Class Y Calendar Year Total Returns

Highest Quarterly Return: 21.73% 2Q/09 Lowest Quarterly Return: (23.66)% 4Q/08
Average Annual Total Returns Class Y Russell Global Equity Fund		1 Year	Since Inception		Inception Date
Class Y Shares	[1]	14.96%	(1.31%)	[2]	Feb 28, 2007
Class Y Shares Return After Taxes on Distributions	[1]	14.99%	(1.64%)	[2]	Feb 28, 2007
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.99%	(1.20%)	[2]	Feb 28, 2007
MSCI World Index (net of tax on dividends from foreign holdings)		11.76%	(1.79%)	[2]
Russell Developed Large Cap Index (net of tax on dividends from foreign holdings)	[3]	12.43%	(1.51%)	[2]
[1]	The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund's Class S Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares. Class S Shares are not offered in this Prospectus.
[2]	The Fund first issued Class A, C, E and S Shares on February 28, 2007.
[3]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Class Y | Russell Emerging Markets Fund
Russell Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Emerging Markets Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Emerging Markets Fund Class Y Shares
Advisory Fee	[1]	1.15%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.20%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	1.37%
[1]	"Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Emerging Markets Fund Class Y Shares
1 Year	140
3 Years	435
5 Years	751
10 Years	1,649

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund primarily invests in equity securities, including common stock and preferred stock of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares.  If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quaterly Return: 39.65% (2Q/09) Lowest Quaterly Return: (29.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell Emerging Markets Fund		1 Year	5 Years	10 Years	Inception Date
Class Y Shares	[1]	20.25%	13.04%	15.91%	Sep 26, 2008
Class Y Shares Return After Taxes on Distributions	[1]	19.83%	11.09%	14.92%	Sep 26, 2008
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.62%	10.78%	14.23%	Sep 26, 2008
MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)		18.88%	12.78%	15.89%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings)	[2]	21.71%	13.31%	15.13%
[1]	The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund's Class S Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares. Class S Shares are not offered in this Prospectus.
[2]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). RIMCo believes the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Class Y | Russell Global Opportunistic Credit Fund
Russell Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Global Opportunistic Credit Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Global Opportunistic Credit Fund Class Y Shares
Advisory Fee	[1]	1.00%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses	[1]	1.21%
Less Fee Waivers and Expense Reimbursements	[1]	(0.27%)
Net Annual Fund Operating Expenses	[1]	0.94%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect actual expenses expected to be incurred for the fiscal year ending October 31, 2011.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Global Opportunistic Credit Fund Class Y Shares
1 Year	96
3 Years	359

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in emerging markets debt securities. The Fund also purchases loans and other direct indebtedness. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. A money manager may seek to protect its investments for the Fund against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes.

A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.  The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence. Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Class Y | Russell Strategic Bond Fund
Russell Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Strategic Bond Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Strategic Bond Fund Class Y Shares
Advisory Fee	[1]	0.50%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.09%
Total Annual Fund Operating Expenses	[1]	0.59%
Less Fee Waivers and Expense Reimbursements	[1]	(0.01%)
Net Annual Fund Operating Expenses	[1]	0.58%
[1]	Until February 29, 2012, RIMCo has contractually agreed to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Strategic Bond Fund Class Y Shares
1 Year	59
3 Years	188
5 Years	328
10 Years	737

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return: 8.48% (3Q/09) Lowest Quarterly Return: (4.23)% (3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell Strategic Bond Fund		1 Year	5 Years	10 Years
Class Y Shares	[1]	10.96%	6.00%	6.10%
Class Y Shares Return After Taxes on Distributions	[1]	8.56%	4.05%	4.18%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.09%	3.96%	4.08%
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.84%
[1]	The Fund first issued Class Y Shares on June 7, 2000, closed its Class Y Shares on November 19, 2001 and reopened its Class Y Shares on June 23, 2005. The returns shown for Class Y Shares prior to June 23, 2005 are the returns of the Fund's Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.

Class Y | Russell Investment Grade Bond Fund
Russell Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Investment Grade Bond Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Investment Grade Bond Fund Class Y Shares
Advisory Fee	[1]	0.25%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.11%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.37%
[1]	"Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Investment Grade Bond Fund Class Y Shares
1 Year	38
3 Years	119
5 Years	208
10 Years	468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return:	6.96%	(3Q/09)
Lowest Quarterly Return:	(2.77)%	(3Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell Investment Grade Bond Fund	1 Year	5 Years	10 Years
Class Y Shares	8.74%	6.13%	5.92%
Class Y Shares Return After Taxes on Distributions	6.76%	4.28%	3.95%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	5.84%	4.15%	3.91%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Class Y | Russell Short Duration Bond Fund
Russell Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Short Duration Bond Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Short Duration Bond Fund Class Y Shares
Advisory Fee	[1]	0.45%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.14%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.60%
Less Fee Waivers and Expense Reimbursements	[1]	(0.05%)
Net Annual Fund Operating Expenses	[1]	0.55%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Until February 29, 2012, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses", have been restated to reflect the 0.05% advisory fee waiver.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Short Duration Bond Fund Class Y Shares
1 Year	56
3 Years	187
5 Years	330
10 Years	745

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quaterly Return: 5.86%(2Q/09) Lowest Quaterly Return: (3.76)% (3Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell Short Duration Bond Fund		1 Year	5 Years	10 Years
Class Y Shares	[1]	5.19%	4.58%	4.24%
Class Y Shares Return After Taxes on Distributions	[1]	4.20%	3.19%	2.90%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.36%	3.09%	2.82%
BofA Merrill Lynch 1-3 Yr US Treasuries Index		2.35%	4.17%	3.92%
[1]	The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund's Class S Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares. Class S Shares are not offered in this Prospectus.

Class Y | Russell Commodity Strategies Fund
Russell Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Commodity Strategies Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Commodity Strategies Fund Class Y Shares
Advisory Fee	[1]	1.25%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.13%
Acquired Fund Fees and Expenses	[1]	0.27%
Total Annual Fund Operating Expenses	[1]	1.65%
Less Fee Waivers and Expense Reimbursements	[1]	(0.51%)
Net Annual Fund Operating Expenses	[1]	1.14%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell Cayman Commodity Strategies Fund Ltd. (the "Subsidiary") and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Commodity Strategies Fund Class Y Shares
1 Year	116
3 Years	471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing directly, or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets and returns that generally correspond to the performance of the Dow Jones – UBS Commodity Index Total Return (the "DJ-UBS Index"), which is a broadly diversified futures index comprised of futures contracts on 19 physical commodities. Additionally, the Fund may take more active risk such that its returns may not correlate as closely to the returns of the DJ-UBS Index. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

The Fund employs multiple unaffiliated money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act"), and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Class Y | Russell Global Infrastructure Fund
Russell Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (USD $)	Class Y Russell Global Infrastructure Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Global Infrastructure Fund Class Y Shares
Advisory Fee	[1]	1.25%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[1]	1.48%
Less Fee Waivers and Expense Reimbursements	[1]	(0.25%)
Net Annual Fund Operating Expenses	[1]	1.23%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Less Fee Waivers and Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Global Infrastructure Fund Class Y Shares
1 Year	126
3 Years	445

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund primarily invests in equity securities, including common stocks and preferred stocks, of infrastructure companies located in a number of countries around the world, including the U.S., in a globally diversified manner. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of broad global equity markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Class Y | Russell Global Real Estate Securities Fund
Russell Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class Y Russell Global Real Estate Securities Fund Class Y Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Y Russell Global Real Estate Securities Fund Class Y Shares
Advisory Fee	[1]	0.80%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Class Y Russell Global Real Estate Securities Fund Class Y Shares
1 Year	95
3 Years	296
5 Years	514
10 Years	1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

 The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class Y Calendar Year Total Returns

Highest Quarterly Return: 29.97% (3Q/09) Lowest Quarterly Return: (37.21)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Class Y Russell Global Real Estate Securities Fund		1 Year	5 Years	10 Years
Class Y Shares	[1]	23.33%	2.83%	10.33%
Class Y Shares Return After Taxes on Distributions	[1]	22.20%	1.15%	8.24%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.08%	1.77%	8.11%
FTSE NAREIT Equity REIT Index		27.95%	3.03%	10.76%
FTSE EPRA/NAREIT Developed Real Estate Index (net)	[2]	19.63%	2.23%	none
[1]	The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund's Class S Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares. Class S Shares are not offered in this Prospectus.
[2]	In 2010, RIMCo changed the Fund's investment strategy from a predominantly U.S. based investment strategy to a global investment strategy. As a result, the Fund's primary benchmark changed from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net).

Conservative Strategy Fund
Investment Objective
The Fund seeks to provide high current income and low long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.28%	0.53%	0.53%	0.28%	0.53%	0.53%	0.28%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%	1.35%	1.10%	1.35%	1.60%	1.10%
Less Fee Waivers and Expense Reimbursements	[1]	(0.18%)	(0.18%)	(0.18%)	(0.36%)	(0.36%)	(0.36%)	(0.18%)
Net Annual Fund Operating Expenses	[1]	1.17%	1.92%	1.17%	0.74%	0.99%	1.24%	0.92%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

 Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Conservative Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	687	194	119	75	101	126	93
3 Years	960	639	408	313	391	468	330
5 Years	1,253	1,110	720	569	703	834	586
10 Years	2,086	2,412	1,603	1,303	1,587	1,864	1,318

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 16% to equity Underlying Funds, 78% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com

Class E Calendar Year Total Returns

Highest Quarterly Return:	2Q/09	9.83%
Lowest Quarterly Return:	4Q/08	(7.78%)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Conservative Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	3.91%	3.42%	3.80%
Class C Shares	9.37%	3.86%	3.63%
Class R1 Shares	10.35%	4.89%	4.66%
Class R2 Shares	10.14%	4.64%	4.40%
Class R3 Shares	9.91%	4.38%	4.17%
Class S Shares	10.40%	4.89%	4.66%
Class E Shares	10.06%	4.63%	4.40%
Class E Shares Return After Taxes on Distributions	8.48%	3.01%	3.03%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	6.56%	3.06%	2.99%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
BofA Merrill Lynch 1-3 Yr US Treasuries Index	2.35%	4.17%	3.92%

Moderate Strategy Fund
Investment Objective
The Fund seeks to provide high current income and moderate long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Moderate Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.26%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	1.41%	2.16%	1.41%	1.16%	1.41%	1.66%	1.16%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.16%)	(0.16%)	(0.34%)	(0.34%)	(0.34%)	(0.16%)
Net Annual Fund Operating Expenses	[1]	1.25%	2.00%	1.25%	0.82%	1.07%	1.32%	1.00%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Moderate Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	695	203	127	84	109	134	102
3 Years	981	661	431	335	413	490	353
5 Years	1,287	1,145	756	606	739	870	623
10 Years	2,156	2,480	1,677	1,379	1,661	1,937	1,395

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 33% to equity Underlying Funds, 58% to fixed income Underlying Funds and 9% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 2Q/09 12.59% Lowest Quarterly Return: 4Q/08 (12.21)%
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Moderate Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	5.70%	3.16%	3.88%
Class C Shares	11.32%	3.60%	3.70%
Class R1 Shares	12.57%	4.52%	4.68%
Class R2 Shares	12.24%	4.40%	4.49%
Class R3 Shares	11.89%	4.14%	4.23%
Class S Shares	12.53%	4.66%	4.75%
Class E Shares	12.17%	4.39%	4.48%
Class E Shares Return After Taxes on Distributions	10.72%	2.85%	3.22%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	7.98%	2.94%	3.15%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Russell 1000 Index	16.10%	2.59%	1.83%

Balanced Strategy Fund
Investment Objective
The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Annual Fund Operating Expenses Balanced Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.25%	0.50%	0.50%	0.25%	0.50%	0.50%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1]	1.50%	2.25%	1.50%	1.25%	1.50%	1.75%	1.25%
Less Fee Waivers and Expense Reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)	(0.33%)	(0.33%)	(0.33%)	(0.15%)
Net Annual Fund Operating Expenses	[1]	1.35%	2.10%	1.35%	0.92%	1.17%	1.42%	1.10%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fee for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Balanced Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	704	213	137	94	119	144	112
3 Years	1,008	689	459	364	441	519	381
5 Years	1,333	1,191	804	654	787	918	671
10 Years	2,250	2,572	1,777	1,481	1,761	2,034	1,497

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 52% to equity Underlying Funds, 38% to fixed income Underlying Funds and 10% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.  The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.  Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus

Past performance, both before-tax and after-tax, is no indication of future results.  More current performance information is available at www.russell.com

Class E Calendar Year Total Returns

Highest Quarterly Return: 15.28% (2Q/09)
Lowest Quarterly Return: (16.28)% (4Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Balanced Strategy Fund		1 Year	5 Years	10 Years
Class A Shares		6.81%	2.69%	3.89%
Class C Shares		12.49%	3.14%	3.72%
Class R1 Shares		13.67%	4.20%	4.77%
Class R2 Shares		13.38%	3.92%	4.50%
Class R3 Shares		13.06%	3.67%	4.25%
Class S Shares		13.74%	4.20%	4.77%
Class E Shares		13.41%	3.92%	4.51%
Class E Shares Return After Taxes on Distributions		12.29%	2.51%	3.37%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares		8.84%	2.70%	3.31%
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.84%
Russell 1000 Index		16.10%	2.59%	1.83%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)	[1]	9.64%	3.40%	4.12%
[1]	Effective January 1, 2011, RIMCo changed the Fund's secondary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Growth Strategy Fund
Investment Objective
The Fund seeks to provide high long term capital appreciation with low current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	*The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.26%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%	1.58%	1.33%	1.58%	1.83%	1.33%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.16%)	(0.16%)	(0.34%)	(0.34%)	(0.34%)	(0.16%)
Net Annual Fund Operating Expenses	[1]	1.42%	2.17%	1.42%	0.99%	1.24%	1.49%	1.17%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fee for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	711	220	144	101	126	151	119
3 Years	1,030	711	482	387	465	542	405
5 Years	1,371	1,230	844	695	827	958	712
10 Years	2,330	2,651	1,862	1,569	1,847	2,118	1,585

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 67% to equity Underlying Funds, 19% to fixed income Underlying Funds and 14% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com

Class E Calendar Year Total Returns

Highest Quarterly Return: 2Q/09 17.77% Lowest Quarterly Return: 4Q/08 (20.43)%
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Growth Strategy Fund		1 Year	5 Years	10 Years
Class A Shares		7.55%	1.84%	3.14%
Class C Shares		13.18%	2.27%	2.96%
Class R1 Shares		14.48%	3.31%	4.00%
Class R2 Shares		14.10%	3.05%	3.75%
Class R3 Shares		13.76%	2.79%	3.49%
Class S Shares		14.30%	3.30%	4.00%
Class E Shares		14.17%	3.05%	3.75%
Class E Shares Return After Taxes on Distributions		13.46%	1.83%	2.85%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares		9.39%	2.14%	2.84%
Russell 1000 Index		16.10%	2.59%	1.83%
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.84%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)	[1]	9.64%	3.40%	4.12%
[1]	Effective January 1, 2011, RIMCo changed the Fund's secondary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

Equity Growth Strategy Fund
Investment Objective
The Fund seeks to provide high long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Equity Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	[1]	1.63%	2.38%	1.63%	1.38%	1.63%	1.88%	1.38%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)	(0.35%)	(0.35%)	(0.35%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	1.46%	2.21%	1.46%	1.03%	1.28%	1.53%	1.21%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fee for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Equity Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	715	224	148	105	130	155	123
3 Years	1,043	725	496	402	479	556	419
5 Years	1,393	1,253	868	722	851	981	737
10 Years	2,379	2,699	1,914	1,627	1,898	2,168	1,638

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 80% to equity Underlying Funds, 5% to fixed income Underlying Funds and 15% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com

Class E Calendar Year Total Returns

Highest Quarterly Return:
20.31%	(2Q/09)
Lowest Quarterly Return:
(24.60)%	(4Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Equity Growth Strategy Fund		1 Year	5 Years	10 Years
Class A Shares		7.23%	0.67%	2.39%
Class C Shares		12.98%	1.12%	2.06%
Class R1 Shares		14.10%	2.14%	3.09%
Class R2 Shares		13.90%	1.89%	2.83%
Class R3 Shares		13.52%	1.62%	2.57%
Class S Shares		14.07%	2.13%	3.09%
Class E Shares		13.73%	1.87%	2.82%
Class E Shares Return After Taxes on Distributions		13.44%	0.86%	2.17%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares		9.14%	1.32%	2.23%
Russell 1000 Index		16.10%	2.59%	1.83%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)	[1]	9.64%	3.40%	4.12%
[1]	Effective January 1, 2011, RIMCo changed the Fund's secondary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.

2015 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2015 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2015 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	[1]	0.66%	0.91%	1.16%
[1]	Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2015 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	67	93	118
3 Years	211	290	368
5 Years	368	504	638
10 Years	822	1,120	1,409

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 34% to equity Underlying Funds, 60% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 13.25% (2Q/09) Lowest Quarterly Return: (5.39)% (10Q/09)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2015 Strategy Fund	1 Year	Since Inception
Class R2 Shares	12.73%	3.52%	[1]
Class R3 Shares	12.48%	3.28%	[1]
Class R1 Shares	12.99%	3.77%	[1]
Class R1 Shares Return After Taxes on Distributions	11.23%	2.45%	[1]
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	8.51%	2.46%	[1]
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.62%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2020 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds.More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2020 Strategy Fund		Class A Shares		Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2020 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	[1]	0.96%	0.96%	0.71%	0.96%	1.21%	0.71%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2020 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	667	98	73	98	123	73
3 Years	863	306	227	306	384	227
5 Years	1,075	531	395	531	665	395
10 Years	1,685	1,178	883	1,178	1,466	883

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 43% to equity Underlying Funds, 50% to fixed income Underlying Funds and 7% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com

Class S Calendar Year Total Returns

Highest Quarterly Return: 14.74% (2Q/09)
Lowest Quarterly Return: (15.79)% (4Q/08)

Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2020 Strategy Fund	1 Year	5 Years	Since Inception
Class A Shares	6.85%	2.88%	3.45%
Class E Shares	13.30%	4.13%	4.47%
Class R1 Shares	13.68%	4.39%	4.74%
Class R2 Shares	13.32%	4.13%	4.47%
Class R3 Shares	13.06%	3.87%	4.20%
Class S Shares	13.68%	4.39%	4.74%
Class S Shares Return After Taxes on Distributions	12.17%	3.19%	3.61%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	8.98%	3.11%	3.46%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.23%

2025 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2025 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Annual Fund Operating Expenses 2025 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	0.77%	1.02%	1.27%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2025 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	79	104	129
3 Years	246	325	403
5 Years	428	563	697
10 Years	954	1,248	1,534

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 57% to equity Underlying Funds, 36% to fixed income Underlying Funds and 7% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 16.59% (2Q/09) Lowest Quarterly Return: (8.48)% (1Q/09)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2025 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	14.21%	1.26%	[1]	Mar 31, 2008
Class R3 Shares	14.00%	0.98%	[1]	Mar 31, 2008
Class R1 Shares	14.60%	1.52%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	13.36%	0.66%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	9.62%	0.83%	[1]	Mar 31, 2008
Russell 1000 Index	16.10%	1.01%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2030 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds.More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2030 Strategy Fund		Class A Shares		Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2030 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	1.07%	1.07%	0.82%	1.07%	1.32%	0.82%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2030 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	678	109	84	109	134	84
3 Years	896	340	262	340	418	262
5 Years	1,131	590	455	590	723	455
10 Years	1,806	1,306	1,014	1,306	1,590	1,014

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 73% to equity Underlying Funds, 17% to fixed income Underlying Funds and 10% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com

Class S Calendar Year Total Returns

Highest Quarterly Return: 19.25%(2Q/09) Lowest Quarterly Return: (22.47)%(4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2030 Strategy Fund	1 Year	5 Years	Since Inception
Class A Shares	8.27%	1.34%	2.27%
Class E Shares	14.88%	2.44%	3.20%
Class R1 Shares	15.16%	2.68%	3.45%
Class R2 Shares	14.91%	2.42%	3.18%
Class R3 Shares	14.63%	2.17%	2.94%
Class S Shares	15.16%	2.68%	3.45%
Class S Shares Return After Taxes on Distributions	14.31%	1.81%	2.61%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	10.05%	1.90%	2.57%
Russell 1000 Index	16.10%	2.59%	3.19%

Retail | 2035 Strategy Fund
2035 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail 2035 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

 "Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Retail 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover
 The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (10.65)% (1Q/09)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns Retail 2035 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	14.97%	(0.13%)	[1]	Mar 31, 2008
Class R3 Shares	14.61%	(0.37%)	[1]	Mar 31, 2008
Class R1 Shares	15.23%	0.13%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	14.46%	(0.42%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	10.10%	(0.16%)	[1]	Mar 31, 2008
Russell 1000 Index	16.10%	1.01%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2040 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2040 Strategy Fund		Class A Shares		Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2040 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.09%	1.09%	0.84%	1.09%	1.34%	0.84%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2040 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	680	111	86	111	136	86
3 Years	902	347	268	347	425	268
5 Years	1,141	601	466	601	734	466
10 Years	1,827	1,329	1,037	1,329	1,613	1,037

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at  www.russell.com

Class S Calendar Year Total Returns

Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2040 Strategy Fund	1 Year	5 Years	Since Inception
Class A Shares	8.32%	1.25%	2.31%
Class E Shares	14.96%	2.46%	3.32%
Class R1 Shares	15.23%	2.72%	3.58%
Class R2 Shares	14.96%	2.45%	3.32%
Class R3 Shares	14.72%	2.21%	3.06%
Class S Shares	15.23%	2.72%	3.58%
Class S Shares Return After Taxes on Distributions	14.46%	1.90%	2.81%
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	10.10%	1.97%	2.73%
Russell 1000 Index	16.10%	2.59%	3.19%

2045 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2045 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (10.64%) (1Q/09)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2045 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2 Shares	14.85%	(0.08%)	[1]	Mar 31, 2008
Class R3 Shares	14.63%	(0.33%)	[1]	Mar 31, 2008
Class R1 Shares	15.23%	0.23%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions	14.45%	(0.34%)	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares	10.10%	(0.08%)	[1]	Mar 31, 2008
Russell 1000 Index	16.10%	1.01%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2050 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2050 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,037	1,329	1,613

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.  Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

 Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.23%( 2Q/09) Lowest Quarterly Return: (10.94)% (1Q/09)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns 2050 Strategy Fund		1 Year		Since Inception		Inception Date
Class R2 Shares		15.04%	[1]	0.59%	[1]	Mar 31, 2008
Class R3 Shares		14.67%	[1]	0.31%	[1]	Mar 31, 2008
Class R1 Shares		15.30%	[1]	0.86%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions		14.46%	[1]	0.22%	[1]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares		10.15%	[1]	0.42%	[1]	Mar 31, 2008
Russell 1000 Index	[1]	16.10%		1.01%
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2055 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2055 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	136
3 Years	268	347	425

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

 Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

 Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus.  Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

In Retirement Fund
Investment Objective
The Fund seeks to provide income and capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds.  More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees In Retirement Fund		Class A Shares		Class R1 Shares	Class R2 Shares	Class R3 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses In Retirement Fund		Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	0.88%	0.63%	0.88%	1.13%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example In Retirement Fund (USD $)	Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	660	64	90	115
3 Years	840	202	281	359
5 Years	1,035	351	488	622
10 Years	1,597	786	1,084	1,375

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The Fund's allocation does not shift over time.
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

   Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.

  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.

  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price othe currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class R1 Calendar Year Total Returns

Highest Quaterly Return: 11.39% (2Q/09) Lowest Quaterly Return: (4.11)% (1Q/09)
Average annual total returns for the periods ended December 31, 2010
Average Annual Total Returns In Retirement Fund		1 Year	Since Inception		Inception Date
Class A Shares	[1]	5.31%	2.46%	[2]
Class R2 Shares		11.77%	4.69%	[2]	Mar 31, 2008
Class R3 Shares		11.38%	4.37%	[2]	Mar 31, 2008
Class R1 Shares		12.04%	4.93%	[2]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions		10.15%	3.39%	[2]	Mar 31, 2008
Class R1 Shares Return After Taxes on Distributions and Sale of Fund Shares		7.88%	3.31%	[2]	Mar 31, 2008
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.62%	[2]
[1]	No Class A Shares were outstanding during the periods shown. The returns shown for Class A Shares are the returns of the Fund's Class R2 Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns (both before and after tax) as the Class R2 Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class R2 Shares.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Central Index Key	dei_EntityCentralIndexKey	0000351601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,208
Annual Return 2001	rr_AnnualReturn2001	(10.59%)
Annual Return 2002	rr_AnnualReturn2002	(25.26%)
Annual Return 2003	rr_AnnualReturn2003	28.46%
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	4.48%
Annual Return 2006	rr_AnnualReturn2006	11.09%
Annual Return 2007	rr_AnnualReturn2007	7.56%
Annual Return 2008	rr_AnnualReturn2008	(41.64%)
Annual Return 2009	rr_AnnualReturn2009	33.48%
Annual Return 2010	rr_AnnualReturn2010	17.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
1 Year	rr_AverageAnnualReturnYear01	17.18%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	0.97%
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.11%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	0.82%
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Russell Tax-Managed U.S. Large Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%	[2]
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	620
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	2,312
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	(0.04%)
Russell Tax-Managed U.S. Large Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,495
1 Year	rr_AverageAnnualReturnYear01	16.94%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	0.72%
Russell Tax-Managed U.S. Large Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_AverageAnnualReturnYear01	10.20%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	0.12%
Russell Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax-Managed U.S. Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class C, E and S Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return:17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Russell Tax-Managed U.S. Large Cap Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%	[2]
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,047
5 Years	rr_ExpenseExampleYear05	1,394
10 Years	rr_ExpenseExampleYear10	2,371
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.26%	[2]
1 Year	rr_ExpenseExampleYear01	229
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,251
10 Years	rr_ExpenseExampleYear10	2,689
1 Year	rr_AverageAnnualReturnYear01	24.84%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[2]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	867
10 Years	rr_ExpenseExampleYear10	1,903
1 Year	rr_AverageAnnualReturnYear01	25.75%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	735
10 Years	rr_ExpenseExampleYear10	1,626
Annual Return 2001	rr_AnnualReturn2001	(10.87%)
Annual Return 2002	rr_AnnualReturn2002	(17.45%)
Annual Return 2003	rr_AnnualReturn2003	37.26%
Annual Return 2004	rr_AnnualReturn2004	16.98%
Annual Return 2005	rr_AnnualReturn2005	7.93%
Annual Return 2006	rr_AnnualReturn2006	13.68%
Annual Return 2007	rr_AnnualReturn2007	5.70%
Annual Return 2008	rr_AnnualReturn2008	(35.73%)
Annual Return 2009	rr_AnnualReturn2009	33.64%
Annual Return 2010	rr_AnnualReturn2010	26.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
1 Year	rr_AverageAnnualReturnYear01	26.12%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.12%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.98%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Russell Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax-Managed U.S. Mid & Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for a portion of the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Until February 29, 2012, RFSC has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of medium and small capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:
22.75% (2Q/09)

Lowest Quarterly Return:
(26.01)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Tax-Managed U.S. Mid & Small Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Russell Tax Exempt Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	733
Annual Return 2001	rr_AnnualReturn2001	5.02%
Annual Return 2002	rr_AnnualReturn2002	8.04%
Annual Return 2003	rr_AnnualReturn2003	3.61%
Annual Return 2004	rr_AnnualReturn2004	2.55%
Annual Return 2005	rr_AnnualReturn2005	1.41%
Annual Return 2006	rr_AnnualReturn2006	3.91%
Annual Return 2007	rr_AnnualReturn2007	2.72%
Annual Return 2008	rr_AnnualReturn2008	1.14%
Annual Return 2009	rr_AnnualReturn2009	9.34%
Annual Return 2010	rr_AnnualReturn2010	2.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Russell Tax Exempt Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Russell Tax Exempt Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Russell Tax Exempt Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,885
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Russell Tax Exempt Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,032
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Russell Tax Exempt Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	456
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	814
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class C, E and S Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.83% (3Q/09) Lowest Quarterly Return: (2.71)% (4Q/10)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell Tax Exempt Bond Fund | Barclays Capital Municipal 1-10 Yr Blend (1-12) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Russell Money Market Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[5]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[5]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.44%	[5]
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	177
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	739
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Russell Money Market Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[5]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%	[5]
1 Year	rr_ExpenseExampleYear01	24
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	255
10 Years	rr_ExpenseExampleYear10	608
Annual Return 2001	rr_AnnualReturn2001	4.16%
Annual Return 2002	rr_AnnualReturn2002	1.77%
Annual Return 2003	rr_AnnualReturn2003	1.12%
Annual Return 2004	rr_AnnualReturn2004	1.32%
Annual Return 2005	rr_AnnualReturn2005	3.21%
Annual Return 2006	rr_AnnualReturn2006	5.05%
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	2.93%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Russell Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve principal and provide liquidity and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
Until February 29, 2012, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") or other similar current or future government programs and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund seeks to maintain a net asset value of  $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable  $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of  $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities. Prices of money market securities generally rise and fall in response to interest rate changes.
  Debt Securities Guaranteed Pursuant to Government Guarantees. The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.
  Asset Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.47% (1Q/01) Lowest Quarterly Return: 0.00% (3Q/10)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.

Conservative Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[6]
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,253
10 Years	rr_ExpenseExampleYear10	2,086
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Conservative Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.53%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.92%	[6]
1 Year	rr_ExpenseExampleYear01	194
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,110
10 Years	rr_ExpenseExampleYear10	2,412
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Conservative Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.53%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[6]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,603
Annual Return 2001	rr_AnnualReturn2001	3.99%
Annual Return 2002	rr_AnnualReturn2002	1.83%
Annual Return 2003	rr_AnnualReturn2003	7.98%
Annual Return 2004	rr_AnnualReturn2004	4.42%
Annual Return 2005	rr_AnnualReturn2005	2.73%
Annual Return 2006	rr_AnnualReturn2006	6.39%
Annual Return 2007	rr_AnnualReturn2007	5.48%
Annual Return 2008	rr_AnnualReturn2008	(15.41%)
Annual Return 2009	rr_AnnualReturn2009	20.05%
Annual Return 2010	rr_AnnualReturn2010	10.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.78%)
1 Year	rr_AverageAnnualReturnYear01	10.06%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Conservative Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Conservative Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Conservative Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[6]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,303
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Conservative Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.53%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[6]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	703
10 Years	rr_ExpenseExampleYear10	1,587
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Conservative Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.53%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[6]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,864
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Conservative Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[6]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	1,318
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and low long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

 Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 16% to equity Underlying Funds, 78% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	2Q/09	9.83%
Lowest Quarterly Return:	4Q/08	(7.78%)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com

Conservative Strategy Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Conservative Strategy Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Moderate Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.26%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[7]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	2,156
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Moderate Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[7]
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,145
10 Years	rr_ExpenseExampleYear10	2,480
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Moderate Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[7]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,677
Annual Return 2001	rr_AnnualReturn2001	0.09%
Annual Return 2002	rr_AnnualReturn2002	(2.70%)
Annual Return 2003	rr_AnnualReturn2003	14.43%
Annual Return 2004	rr_AnnualReturn2004	7.35%
Annual Return 2005	rr_AnnualReturn2005	4.54%
Annual Return 2006	rr_AnnualReturn2006	9.58%
Annual Return 2007	rr_AnnualReturn2007	6.44%
Annual Return 2008	rr_AnnualReturn2008	(23.61%)
Annual Return 2009	rr_AnnualReturn2009	24.01%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Moderate Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Moderate Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.98%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Moderate Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.26%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[7]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,379
1 Year	rr_AverageAnnualReturnYear01	12.57%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Moderate Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[7]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	413
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,661
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Moderate Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%	[7]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	870
10 Years	rr_ExpenseExampleYear10	1,937
1 Year	rr_AverageAnnualReturnYear01	11.89%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Moderate Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.26%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[7]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,395
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Moderate Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and moderate long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 33% to equity Underlying Funds, 58% to fixed income Underlying Funds and 9% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 2Q/09 12.59% Lowest Quarterly Return: 4Q/08 (12.21)%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Moderate Strategy Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Moderate Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Balanced Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%	[8]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,008
5 Years	rr_ExpenseExampleYear05	1,333
10 Years	rr_ExpenseExampleYear10	2,250
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Balanced Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.50%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.10%	[8]
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,191
10 Years	rr_ExpenseExampleYear10	2,572
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Balanced Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.50%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%	[8]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	804
10 Years	rr_ExpenseExampleYear10	1,777
Annual Return 2001	rr_AnnualReturn2001	(4.06%)
Annual Return 2002	rr_AnnualReturn2002	(7.44%)
Annual Return 2003	rr_AnnualReturn2003	21.82%
Annual Return 2004	rr_AnnualReturn2004	10.92%
Annual Return 2005	rr_AnnualReturn2005	6.82%
Annual Return 2006	rr_AnnualReturn2006	12.84%
Annual Return 2007	rr_AnnualReturn2007	6.78%
Annual Return 2008	rr_AnnualReturn2008	(29.92%)
Annual Return 2009	rr_AnnualReturn2009	26.58%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.28%)
1 Year	rr_AverageAnnualReturnYear01	13.41%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Balanced Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Balanced Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Balanced Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[8]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,481
1 Year	rr_AverageAnnualReturnYear01	13.67%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Balanced Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.50%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[8]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,761
1 Year	rr_AverageAnnualReturnYear01	13.38%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Balanced Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.50%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%	[8]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	519
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	2,034
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Balanced Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[8]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	671
10 Years	rr_ExpenseExampleYear10	1,497
1 Year	rr_AverageAnnualReturnYear01	13.74%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fee for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 52% to equity Underlying Funds, 38% to fixed income Underlying Funds and 10% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.  The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 15.28% (2Q/09)
Lowest Quarterly Return: (16.28)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.  Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus

Past performance, both before-tax and after-tax, is no indication of future results.  More current performance information is available at www.russell.com

Balanced Strategy Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Balanced Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Balanced Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%	[9]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[9]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[9]
Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.26%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%	[8]
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	1,030
5 Years	rr_ExpenseExampleYear05	1,371
10 Years	rr_ExpenseExampleYear10	2,330
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.17%	[8]
1 Year	rr_ExpenseExampleYear01	220
3 Years	rr_ExpenseExampleYear03	711
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	2,651
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%	[8]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	482
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,862
Annual Return 2001	rr_AnnualReturn2001	(8.32%)
Annual Return 2002	rr_AnnualReturn2002	(13.84%)
Annual Return 2003	rr_AnnualReturn2003	28.55%
Annual Return 2004	rr_AnnualReturn2004	12.94%
Annual Return 2005	rr_AnnualReturn2005	8.37%
Annual Return 2006	rr_AnnualReturn2006	15.59%
Annual Return 2007	rr_AnnualReturn2007	7.04%
Annual Return 2008	rr_AnnualReturn2008	(36.14%)
Annual Return 2009	rr_AnnualReturn2009	28.84%
Annual Return 2010	rr_AnnualReturn2010	14.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.26%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[8]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	1,569
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[8]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,847
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.51%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%	[8]
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	958
10 Years	rr_ExpenseExampleYear10	2,118
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.26%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[8]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	1,585
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation with low current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fee for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 67% to equity Underlying Funds, 19% to fixed income Underlying Funds and 14% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 2Q/09 17.77% Lowest Quarterly Return: 4Q/08 (20.43)%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com

Growth Strategy Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Growth Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%	[11]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[11]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[11]
Equity Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[12]
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,043
5 Years	rr_ExpenseExampleYear05	1,393
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Equity Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.21%	[12]
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	725
5 Years	rr_ExpenseExampleYear05	1,253
10 Years	rr_ExpenseExampleYear10	2,699
1 Year	rr_AverageAnnualReturnYear01	12.98%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Equity Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[12]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	868
10 Years	rr_ExpenseExampleYear10	1,914
Annual Return 2001	rr_AnnualReturn2001	(12.23%)
Annual Return 2002	rr_AnnualReturn2002	(19.01%)
Annual Return 2003	rr_AnnualReturn2003	34.05%
Annual Return 2004	rr_AnnualReturn2004	14.88%
Annual Return 2005	rr_AnnualReturn2005	9.97%
Annual Return 2006	rr_AnnualReturn2006	18.59%
Annual Return 2007	rr_AnnualReturn2007	7.38%
Annual Return 2008	rr_AnnualReturn2008	(42.07%)
Annual Return 2009	rr_AnnualReturn2009	30.78%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	2.82%
Equity Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.17%
Equity Growth Strategy Fund | Class E Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Equity Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[12]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	722
10 Years	rr_ExpenseExampleYear10	1,627
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Equity Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[12]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,898
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Equity Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[12]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	556
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,168
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Equity Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[12]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[12]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	737
10 Years	rr_ExpenseExampleYear10	1,638
1 Year	rr_AverageAnnualReturnYear01	14.07%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 101 and 103, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a change to the cap on direct fund-level expenses from 0.09% to 0.12%.

Until February 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive its transfer agency fee for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund's approximate target strategic allocation as of March 1, 2011 is 80% to equity Underlying Funds, 5% to fixed income Underlying Funds and 15% to real asset Underlying Funds. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Funds' investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:
20.31%	(2Q/09)
Lowest Quarterly Return:
(24.60)%	(4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com

Equity Growth Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Equity Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%	[9]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[9]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[9]
2015 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[13]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[13]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Annual Return 2009	rr_AnnualReturn2009	25.36%
Annual Return 2010	rr_AnnualReturn2010	12.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.39%)
1 Year	rr_AverageAnnualReturnYear01	12.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[14]
2015 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[14]
2015 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[14]
2015 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[13]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[13]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[14]
2015 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[13]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[13]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[14]
2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2015 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2010
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 34% to equity Underlying Funds, 60% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 13.25% (2Q/09) Lowest Quarterly Return: (5.39)% (10Q/09)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2015 Strategy Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[14]
2020 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[15]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15],[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[15]
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[16]
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	863
5 Years	rr_ExpenseExampleYear05	1,075
10 Years	rr_ExpenseExampleYear10	1,685
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
2020 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[16]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
2020 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[16]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
2020 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[16]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
2020 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[16]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
2020 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[16]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	12.95%
Annual Return 2007	rr_AnnualReturn2007	7.12%
Annual Return 2008	rr_AnnualReturn2008	(28.82%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.79%)
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
2020 Strategy Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
2020 Strategy Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2020 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds.More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 43% to equity Underlying Funds, 50% to fixed income Underlying Funds and 7% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

 The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 14.74% (2Q/09)
Lowest Quarterly Return: (15.79)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com

2020 Strategy Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
2025 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[17]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[17]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Annual Return 2009	rr_AnnualReturn2009	28.51%
Annual Return 2010	rr_AnnualReturn2010	14.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.48%)
1 Year	rr_AverageAnnualReturnYear01	14.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[17]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[17]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	14.21%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[17]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[17]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[17]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	14.00%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2025 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 57% to equity Underlying Funds, 36% to fixed income Underlying Funds and 7% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.59% (2Q/09) Lowest Quarterly Return: (8.48)% (1Q/09)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2025 Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[18]
2030 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[15]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15],[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[15]
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[16]
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	896
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	1,806
1 Year	rr_AverageAnnualReturnYear01	8.27%
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
2030 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[16]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
2030 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[16]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
2030 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[16]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	14.91%
5 Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
2030 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[16]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
2030 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[16]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[16]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2005	rr_AnnualReturn2005	7.35%
Annual Return 2006	rr_AnnualReturn2006	15.80%
Annual Return 2007	rr_AnnualReturn2007	7.47%
Annual Return 2008	rr_AnnualReturn2008	(38.99%)
Annual Return 2009	rr_AnnualReturn2009	30.56%
Annual Return 2010	rr_AnnualReturn2010	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
2030 Strategy Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
2030 Strategy Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2030 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds.More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 73% to equity Underlying Funds, 17% to fixed income Underlying Funds and 10% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.25%(2Q/09) Lowest Quarterly Return: (22.47)%(4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com

2030 Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
2040 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[15]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15],[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[15]
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[19]
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
2040 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[19]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
2040 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[19]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
2040 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[19]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
2040 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[19]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
2040 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[19]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2005	rr_AnnualReturn2005	8.02%
Annual Return 2006	rr_AnnualReturn2006	16.77%
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(39.40%)
Annual Return 2009	rr_AnnualReturn2009	30.66%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
2040 Strategy Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
2040 Strategy Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2040 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at  www.russell.com

2040 Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
2045 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[19]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2009	rr_AnnualReturn2009	31.04%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.64%)
1 Year	rr_AverageAnnualReturnYear01	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.34%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[19]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	14.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[19]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	14.63%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2045 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (10.64%) (1Q/09)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2045 Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[20]
2050 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[19]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2009	rr_AnnualReturn2009	30.67%
Annual Return 2010	rr_AnnualReturn2010	15.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.94%)
1 Year	rr_AverageAnnualReturnYear01	15.30%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.46%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[19]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	15.04%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[19]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	14.67%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2050 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.23%( 2Q/09) Lowest Quarterly Return: (10.94)% (1Q/09)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.  Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

 Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

2050 Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[20]
2055 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[19]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
2055 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[19]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
2055 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[19]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[19]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[19]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2055 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

 Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus.  Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year
In Retirement Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[21]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[21]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[21]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Annual Return 2009	rr_AnnualReturn2009	22.86%
Annual Return 2010	rr_AnnualReturn2010	12.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quaterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quaterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
1 Year	rr_AverageAnnualReturnYear01	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[21]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[21]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[21]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[21]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[21]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[21]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_AverageAnnualReturnYear01	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[22]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[22]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[22]
Advisory Fee	rr_ManagementFeesOverAssets	none	[21]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[21]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[21]
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	840
5 Years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_AverageAnnualReturnYear01	5.31%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[14],[23]
In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	In Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds.  More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 126 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to real asset Underlying Funds. The Fund's allocation does not shift over time.
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

   Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.

  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.

  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price othe currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quaterly Return: 11.39% (2Q/09) Lowest Quaterly Return: (4.11)% (1Q/09)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

In Retirement Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[14]
Retail | Russell U.S. Core Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[24]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[24]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[24]
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	897
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	1,809
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	0.44%
Retail | Russell U.S. Core Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[24]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[24]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[24]
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	987
10 Years	rr_ExpenseExampleYear10	2,141
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	0.84%
Retail | Russell U.S. Core Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[24]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[24]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[24]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,303
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Retail | Russell U.S. Core Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[24]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[24]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[24]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,018
Annual Return 2001	rr_AnnualReturn2001	(14.48%)
Annual Return 2002	rr_AnnualReturn2002	(22.12%)
Annual Return 2003	rr_AnnualReturn2003	29.22%
Annual Return 2004	rr_AnnualReturn2004	11.58%
Annual Return 2005	rr_AnnualReturn2005	7.82%
Annual Return 2006	rr_AnnualReturn2006	13.74%
Annual Return 2007	rr_AnnualReturn2007	10.76%
Annual Return 2008	rr_AnnualReturn2008	(41.84%)
Annual Return 2009	rr_AnnualReturn2009	29.49%
Annual Return 2010	rr_AnnualReturn2010	15.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.01%)
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	1.26%
Retail | Russell U.S. Core Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Retail | Russell U.S. Core Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	0.97%
Retail | Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
 The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses", "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may employ a "select holdings" strategy designed to increase the Fund's exposure to stocks that are viewed as attractive by multiple money managers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. The "select holdings" strategy amplifies security selection risk and potential underperformance.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell U.S. Core Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Retail | Russell U.S. Quantitative Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[25]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[26]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[26]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.46%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[26]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[26]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[26]
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	2,013
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
10 Years	rr_AverageAnnualReturnYear10	(0.07%)
Retail | Russell U.S. Quantitative Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[25]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[26]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[26]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.71%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[26]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[26]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%	[26]
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	631
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,339
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	0.34%
Retail | Russell U.S. Quantitative Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[25]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[26]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[26]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.71%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[26]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[26]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[26]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_AverageAnnualReturnYear01	12.35%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.54%
Retail | Russell U.S. Quantitative Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[25]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[26]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[26]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.46%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[26]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[26]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[26]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2001	rr_AnnualReturn2001	(10.31%)
Annual Return 2002	rr_AnnualReturn2002	(22.61%)
Annual Return 2003	rr_AnnualReturn2003	29.77%
Annual Return 2004	rr_AnnualReturn2004	10.72%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	13.84%
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(37.37%)
Annual Return 2009	rr_AnnualReturn2009	22.99%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
1 Year	rr_AverageAnnualReturnYear01	12.51%
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Retail | Russell U.S. Quantitative Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Retail | Russell U.S. Quantitative Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	0.21%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Retail | Russell U.S. Quantitative Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Quantitative Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies but may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Retail | Russell U.S. Quantitative Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Retail | Russell U.S. Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.70%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.17%	[27]
1 Year	rr_ExpenseExampleYear01	220
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,199
10 Years	rr_ExpenseExampleYear10	2,582
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.41%)	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001	[28]
Retail | Russell U.S. Growth Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.70%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%	[27]
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,788
1 Year	rr_AverageAnnualReturnYear01	14.97%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001	[28]
Retail | Russell U.S. Growth Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.45%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[27]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,507
Annual Return 2002	rr_AnnualReturn2002	(30.21%)
Annual Return 2003	rr_AnnualReturn2003	39.85%
Annual Return 2004	rr_AnnualReturn2004	6.44%
Annual Return 2005	rr_AnnualReturn2005	5.53%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	12.01%
Annual Return 2008	rr_AnnualReturn2008	(44.02%)
Annual Return 2009	rr_AnnualReturn2009	41.78%
Annual Return 2010	rr_AnnualReturn2010	15.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quartely Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001	[28]
Retail | Russell U.S. Growth Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.41%)	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001	[28]
Retail | Russell U.S. Growth Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001	[28]
Retail | Russell U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

 "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quartely Return: 18.36% (2Q/03) Lowest Quartely Return: (24.87)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell U.S. Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)	[28]
Retail | Russell U.S. Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[29]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[29]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.63%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[29]
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	653
5 Years	rr_ExpenseExampleYear05	1,120
10 Years	rr_ExpenseExampleYear10	2,414
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Retail | Russell U.S. Value Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[29]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[29]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.63%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[29]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	422
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,604
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Retail | Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[29]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[29]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.38%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[29]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2002	rr_AnnualReturn2002	(18.81%)
Annual Return 2003	rr_AnnualReturn2003	32.50%
Annual Return 2004	rr_AnnualReturn2004	16.07%
Annual Return 2005	rr_AnnualReturn2005	7.33%
Annual Return 2006	rr_AnnualReturn2006	18.10%
Annual Return 2007	rr_AnnualReturn2007	(2.90%)
Annual Return 2008	rr_AnnualReturn2008	(46.70%)
Annual Return 2009	rr_AnnualReturn2009	37.49%
Annual Return 2010	rr_AnnualReturn2010	14.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.98%)
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Retail | Russell U.S. Value Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	(1.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Retail | Russell U.S. Value Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Retail | Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and actual expenses expected to be incurred during the fiscal year ending October 31, 2011.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell U.S. Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[30]
Retail | Russell U.S. Small & Mid Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,494
1 Year	rr_AverageAnnualReturnYear01	26.25%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	4.74%
Retail | Russell U.S. Small & Mid Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_AverageAnnualReturnYear01	18.83%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Retail | Russell U.S. Small & Mid Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[2]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	25.15%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Retail | Russell U.S. Small & Mid Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2001	rr_AnnualReturn2001	(1.93%)
Annual Return 2002	rr_AnnualReturn2002	(18.98%)
Annual Return 2003	rr_AnnualReturn2003	46.69%
Annual Return 2004	rr_AnnualReturn2004	14.51%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	16.12%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	(43.87%)
Annual Return 2009	rr_AnnualReturn2009	32.15%
Annual Return 2010	rr_AnnualReturn2010	26.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 Year	rr_AverageAnnualReturnYear01	26.47%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Retail | Russell U.S. Small & Mid Cap Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Retail | Russell U.S. Small & Mid Cap Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.31%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Retail | Russell U.S. Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Small & Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of small and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83%) (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell U.S. Small & Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Retail | Russell U.S. Small & Mid Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Retail | Russell International Developed Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	1,996
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Retail | Russell International Developed Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[2]
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,076
10 Years	rr_ExpenseExampleYear10	2,324
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Retail | Russell International Developed Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%	[2]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,502
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Retail | Russell International Developed Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,221
Annual Return 2001	rr_AnnualReturn2001	(21.80%)
Annual Return 2002	rr_AnnualReturn2002	(15.74%)
Annual Return 2003	rr_AnnualReturn2003	38.72%
Annual Return 2004	rr_AnnualReturn2004	17.40%
Annual Return 2005	rr_AnnualReturn2005	14.82%
Annual Return 2006	rr_AnnualReturn2006	25.72%
Annual Return 2007	rr_AnnualReturn2007	12.91%
Annual Return 2008	rr_AnnualReturn2008	(44.57%)
Annual Return 2009	rr_AnnualReturn2009	29.42%
Annual Return 2010	rr_AnnualReturn2010	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	3.10%
Retail | Russell International Developed Markets Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.08%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Retail | Russell International Developed Markets Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Retail | Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell International Developed Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of  investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.96% (2Q/09) Lowest Quarterly Return: (21.12)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Retail | Russell International Developed Markets Fund | MSCI EAFE Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Retail | Russell International Developed Markets Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%	[31]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[31]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[31]
Retail | Russell Global Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[32]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[32]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[32]
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,261
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Retail | Russell Global Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[32]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[32]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.55%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[32]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	2,583
1 Year	rr_AverageAnnualReturnYear01	13.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Retail | Russell Global Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[32]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[32]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.55%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[32]
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	817
10 Years	rr_ExpenseExampleYear10	1,787
1 Year	rr_AverageAnnualReturnYear01	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Retail | Russell Global Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[32]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[32]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[32]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	1,508
Annual Return 2008	rr_AnnualReturn2008	(43.91%)
Annual Return 2009	rr_AnnualReturn2009	36.80%
Annual Return 2010	rr_AnnualReturn2010	14.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
1 Year	rr_AverageAnnualReturnYear01	14.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.42%)	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Retail | Russell Global Equity Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Retail | Russell Global Equity Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.18%)	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Retail | Russell Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 21.73% 2Q/09 Lowest QuarterlyReturn: (23.73)% 4Q/08
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell Global Equity Fund | MSCI World Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)	[33]
Retail | Russell Global Equity Fund | Russell Developed Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)	[33],[34]
Retail | Russell Emerging Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[35]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[35]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.38%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[35]
1 Year	rr_ExpenseExampleYear01	747
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	2,568
1 Year	rr_AverageAnnualReturnYear01	12.88%
5 Years	rr_AverageAnnualReturnYear05	11.35%
10 Years	rr_AverageAnnualReturnYear10	14.92%
Retail | Russell Emerging Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[35]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[35]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.63%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[35]
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,354
10 Years	rr_ExpenseExampleYear10	2,883
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	11.83%
10 Years	rr_AverageAnnualReturnYear10	14.78%
Retail | Russell Emerging Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[35]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[35]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.63%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[35]
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	973
10 Years	rr_ExpenseExampleYear10	2,113
1 Year	rr_AverageAnnualReturnYear01	19.82%
5 Years	rr_AverageAnnualReturnYear05	12.67%
10 Years	rr_AverageAnnualReturnYear10	15.60%
Retail | Russell Emerging Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[35]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[35]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.38%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[35]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	843
10 Years	rr_ExpenseExampleYear10	1,843
Annual Return 2001	rr_AnnualReturn2001	(3.38%)
Annual Return 2002	rr_AnnualReturn2002	(7.51%)
Annual Return 2003	rr_AnnualReturn2003	58.19%
Annual Return 2004	rr_AnnualReturn2004	27.89%
Annual Return 2005	rr_AnnualReturn2005	31.15%
Annual Return 2006	rr_AnnualReturn2006	31.24%
Annual Return 2007	rr_AnnualReturn2007	38.10%
Annual Return 2008	rr_AnnualReturn2008	(54.09%)
Annual Return 2009	rr_AnnualReturn2009	84.05%
Annual Return 2010	rr_AnnualReturn2010	20.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quaterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quaterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
1 Year	rr_AverageAnnualReturnYear01	20.10%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	15.87%
Retail | Russell Emerging Markets Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.74%
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	15.01%
Retail | Russell Emerging Markets Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	10.95%
10 Years	rr_AverageAnnualReturnYear10	14.32%
Retail | Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities, including common stock and preferred stock of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.

  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

   Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.

  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quaterly Return: 39.59% (2Q/09) Lowest Quaterly Return: (29.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell Emerging Markets Fund | MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Retail | Russell Emerging Markets Fund | Russell Emerging Markets Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.71%	[36]
5 Years	rr_AverageAnnualReturnYear05	13.31%	[36]
10 Years	rr_AverageAnnualReturnYear10	15.13%	[36]
Retail | Russell Global Opportunistic Credit Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[37]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[37]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.39%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[37]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[37]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[37]
1 Year	rr_ExpenseExampleYear01	501
3 Years	rr_ExpenseExampleYear03	839
Retail | Russell Global Opportunistic Credit Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[37]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[37]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.64%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[37]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[37]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%	[37]
1 Year	rr_ExpenseExampleYear01	206
3 Years	rr_ExpenseExampleYear03	711
Retail | Russell Global Opportunistic Credit Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[37]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[37]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.64%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[37]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[37]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[37]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	482
Retail | Russell Global Opportunistic Credit Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[37]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[37]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.39%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[37]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[37]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[37]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	405
Retail | Russell Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Opportunistic Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

"Other Expenses", "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect actual expenses expected to be incurred for the fiscal year ending October 31, 2011.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in emerging markets debt securities. The Fund also purchases loans and other direct indebtedness. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. A money manager may seek to protect its investments for the Fund against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes.

A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Retail | Russell Strategic Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[27]
1 Year	rr_ExpenseExampleYear01	472
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Retail | Russell Strategic Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.74%	[27]
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	957
10 Years	rr_ExpenseExampleYear10	2,083
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Retail | Russell Strategic Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.52%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[27]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	1,243
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Retail | Russell Strategic Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.27%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[27]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	953
Annual Return 2001	rr_AnnualReturn2001	7.62%
Annual Return 2002	rr_AnnualReturn2002	8.67%
Annual Return 2003	rr_AnnualReturn2003	7.40%
Annual Return 2004	rr_AnnualReturn2004	4.83%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	(8.40%)
Annual Return 2009	rr_AnnualReturn2009	18.64%
Annual Return 2010	rr_AnnualReturn2010	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	10.78%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Retail | Russell Strategic Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Retail | Russell Strategic Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Retail | Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Strategic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver for all classes of shares and in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares and 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

  Please refer to the "Risks" section in the Fund's Prospectus for further information.

  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell Strategic Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Retail | Russell Investment Grade Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[38]
1 Year	rr_ExpenseExampleYear01	454
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,328
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Retail | Russell Investment Grade Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[38]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,844
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Retail | Russell Investment Grade Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.54%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%	[38]
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	982
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Retail | Russell Investment Grade Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.29%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[38]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	175
5 Years	rr_ExpenseExampleYear05	305
10 Years	rr_ExpenseExampleYear10	684
Annual Return 2001	rr_AnnualReturn2001	8.08%
Annual Return 2002	rr_AnnualReturn2002	9.57%
Annual Return 2003	rr_AnnualReturn2003	4.27%
Annual Return 2004	rr_AnnualReturn2004	4.36%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	6.17%
Annual Return 2008	rr_AnnualReturn2008	(2.92%)
Annual Return 2009	rr_AnnualReturn2009	14.78%
Annual Return 2010	rr_AnnualReturn2010	8.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Retail | Russell Investment Grade Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Retail | Russell Investment Grade Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.73%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Retail | Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Investment Grade Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

 "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses have been restated to reflect a reduction in the transfer agency fee waiver for Class E Shares.

Until February 29, 2012, RFSC has contractually agreed to waive 0.07% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	6.87%	(3Q/09)
Lowest Quarterly Return:	(2.82)%	(3Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | Russell Investment Grade Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Retail | Russell Short Duration Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.32%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[38]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	955
Annual Return 2001	rr_AnnualReturn2001	8.30%
Annual Return 2002	rr_AnnualReturn2002	6.31%
Annual Return 2003	rr_AnnualReturn2003	2.45%
Annual Return 2004	rr_AnnualReturn2004	1.21%
Annual Return 2005	rr_AnnualReturn2005	1.45%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	(4.62%)
Annual Return 2009	rr_AnnualReturn2009	13.16%
Annual Return 2010	rr_AnnualReturn2010	5.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quaterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quaterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Retail | Russell Short Duration Bond Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.09%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Retail | Russell Short Duration Bond Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Retail | Russell Short Duration Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.57%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[38]
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	2,085
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Retail | Russell Short Duration Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.57%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[38]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,249
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Retail | Russell Short Duration Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.32%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[38]
1 Year	rr_ExpenseExampleYear01	463
3 Years	rr_ExpenseExampleYear03	678
5 Years	rr_ExpenseExampleYear05	911
10 Years	rr_ExpenseExampleYear10	1,577
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Retail | Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Until February 29, 2012, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect the 0.05% advisory fee waiver.

Until February 29, 2012, RFSC has contractually agreed to waive 0.08% of its transfer agency fees for each Class of Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.    The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quaterly Return: 5.84%(2Q/09) Lowest Quaterly Return: (3.76)%(3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.  More current performance information is available at www.russell.com.

Retail | Russell Short Duration Bond Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Retail | Russell Commodity Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[39]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[39]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.31%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[39]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[39]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[39]
1 Year	rr_ExpenseExampleYear01	725
3 Years	rr_ExpenseExampleYear03	1,142
Retail | Russell Commodity Strategies Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[39]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[39]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.56%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[39]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[39]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.32%	[39]
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	828
Retail | Russell Commodity Strategies Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[39]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[39]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.56%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[39]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[39]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[39]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	602
Retail | Russell Commodity Strategies Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[39]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[39]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.31%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[39]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[39]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%	[39]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	525
Retail | Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Commodity Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
RIMCo has contractually agreed to waive, until February 29, 2012, 0.25% of its 1.25% advisory fee for the Fund.

The Subsidiary pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets  (collectively, the "Subsidiary Fees").   Until February 29, 2012, RIMCo and RFSC have contractually agreed to waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in an amount equal to the amount of the Subsidiary Fees received by RIMCo, if any.  These waivers may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing directly, or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets and returns that generally correspond to the performance of the Dow Jones – UBS Commodity Index Total Return (the "DJ-UBS Index"), which is a broadly diversified futures index comprised of futures contracts on 19 physical commodities. Additionally, the Fund may take more active risk such that its returns may not correlate as closely to the returns of the DJ-UBS Index. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

         The Fund employs multiple unaffiliated money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act"), and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus.
Retail | Russell Global Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.41%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%	[27]
1 Year	rr_ExpenseExampleYear01	732
3 Years	rr_ExpenseExampleYear03	1,117
Retail | Russell Global Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.66%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%	[27]
1 Year	rr_ExpenseExampleYear01	242
3 Years	rr_ExpenseExampleYear03	802
Retail | Russell Global Infrastructure Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.66%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%	[27]
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	575
Retail | Russell Global Infrastructure Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.41%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[27]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	498
Retail | Russell Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Until February 29, 2012, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 29, 2012, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Less Fee Waivers and Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities, including common stocks and preferred stocks, of infrastructure companies located in a number of countries around the world, including the U.S., in a globally diversified manner. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates.The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of broad global equity markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus.
Retail | Russell Global Real Estate Securities Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[40]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[40]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.31%	[40]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[40]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,347
Annual Return 2001	rr_AnnualReturn2001	7.68%
Annual Return 2002	rr_AnnualReturn2002	3.30%
Annual Return 2003	rr_AnnualReturn2003	37.28%
Annual Return 2004	rr_AnnualReturn2004	35.13%
Annual Return 2005	rr_AnnualReturn2005	12.62%
Annual Return 2006	rr_AnnualReturn2006	35.70%
Annual Return 2007	rr_AnnualReturn2007	(15.76%)
Annual Return 2008	rr_AnnualReturn2008	(37.29%)
Annual Return 2009	rr_AnnualReturn2009	29.72%
Annual Return 2010	rr_AnnualReturn2010	23.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.26%)
1 Year	rr_AverageAnnualReturnYear01	23.15%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	10.28%
Retail | Russell Global Real Estate Securities Fund | Class S Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.09%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Retail | Russell Global Real Estate Securities Fund | Class S Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.97%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	8.08%
Retail | Russell Global Real Estate Securities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[40]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[40]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.56%	[40]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[40]
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	2,437
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	9.19%
Retail | Russell Global Real Estate Securities Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[40]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[40]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.56%	[40]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[40]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	429
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,630
1 Year	rr_AverageAnnualReturnYear01	22.80%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	10.00%
Retail | Russell Global Real Estate Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[40]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[40]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.31%	[40]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[40]
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	980
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,112
1 Year	rr_AverageAnnualReturnYear01	15.74%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	9.37%
Retail | Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 152 and 155, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 28 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending October 31. 2011.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 29.86% (3Q/09) Lowest Quarterly Return: (37.26)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in Fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Annual returns for each Class of Shares differ only due to varying expenses and sales charges. Returns for certain Classes reflect periods prior to the inception of the Class. Such pre-inception periods reflect the returns for another Class of Shares of the Fund. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Retail | Russell Global Real Estate Securities Fund | FSTE NAREIT Equity REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	10.76%
Retail | Russell Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Real Estate Index (net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.63%	[41]
5 Years	rr_AverageAnnualReturnYear05	2.23%	[41]
10 Years	rr_AverageAnnualReturnYear10	none	[41]
Retail | 2035 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[17]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[17]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.65%)
1 Year	rr_AverageAnnualReturnYear01	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | 2035 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | 2035 Strategy Fund | Class R1 Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | 2035 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[17]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[17]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	14.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | 2035 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[17]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[17]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[17]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[17]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	14.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | 2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2035 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
 The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
 "Advisory Fee," "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect that effective October 1, 2010, the Fund's Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2011 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
Russell - New Path Smooth	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

		19	18	17	16	15	14	13	12	11	10	9	8	7
Years until retirement	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
Russell - New Path Smooth	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
Russell - New Path Smooth	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. The Fund is a relatively new Fund and has low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (10.65)% (1Q/09)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Retail | 2035 Strategy Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[20]
Class I | Russell U.S. Core Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[42]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[42]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.19%	[42]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[42]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	923
Annual Return 2001	rr_AnnualReturn2001	(14.48%)
Annual Return 2002	rr_AnnualReturn2002	(22.12%)
Annual Return 2003	rr_AnnualReturn2003	29.22%
Annual Return 2004	rr_AnnualReturn2004	11.58%
Annual Return 2005	rr_AnnualReturn2005	7.82%
Annual Return 2006	rr_AnnualReturn2006	13.74%
Annual Return 2007	rr_AnnualReturn2007	10.76%
Annual Return 2008	rr_AnnualReturn2008	(41.80%)
Annual Return 2009	rr_AnnualReturn2009	29.66%
Annual Return 2010	rr_AnnualReturn2010	15.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.99%)
1 Year	rr_AverageAnnualReturnYear01	15.46%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	1.29%
Class I | Russell U.S. Core Equity Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Class I | Russell U.S. Core Equity Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.00%
Class I | Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	"Total Annual Fund Operating Expenses" have been restated to reflect expiration of contractual transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may employ a "select holdings" strategy designed to increase the Fund's exposure to stocks that are viewed as attractive by multiple money managers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. The "select holdings" strategy amplifies security selection risk and potential underperformance.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.37% (3Q/09) Lowest Quarterly Return: (24.99)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at http://www.russell.com.

Class I | Russell U.S. Core Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Class I | Russell U.S. Quantitative Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[43]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[43]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.38%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[43]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,141
Annual Return 2001	rr_AnnualReturn2001	(10.31%)
Annual Return 2002	rr_AnnualReturn2002	(22.61%)
Annual Return 2003	rr_AnnualReturn2003	29.78%
Annual Return 2004	rr_AnnualReturn2004	10.72%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	13.84%
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(37.37%)
Annual Return 2009	rr_AnnualReturn2009	23.16%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.67%)
1 Year	rr_AverageAnnualReturnYear01	12.57%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Class I | Russell U.S. Quantitative Equity Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
Class I | Russell U.S. Quantitative Equity Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Class I | Russell U.S. Quantitative Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Quantitative Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	"Total Annual Fund Operating Expenses" have been restated to reflect expiration of contractual transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" for the Fund have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies but may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 15.61% (2Q/03)
Lowest Quarterly Return: (21.67)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I | Russell U.S. Quantitative Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Class I | Russell U.S. Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[44]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[44]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.37%	[44]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[44]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[44]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[44]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,413
Annual Return 2002	rr_AnnualReturn2002	(30.17%)
Annual Return 2003	rr_AnnualReturn2003	39.96%
Annual Return 2004	rr_AnnualReturn2004	6.56%
Annual Return 2005	rr_AnnualReturn2005	5.77%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	12.15%
Annual Return 2008	rr_AnnualReturn2008	(43.78%)
Annual Return 2009	rr_AnnualReturn2009	41.75%
Annual Return 2010	rr_AnnualReturn2010	15.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.77%)
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Class I | Russell U.S. Growth Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Class I | Russell U.S. Growth Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.08%
5 Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Class I | Russell U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

Until February 29, 2012, RFSC has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks with above average growth rates and favorable price and earnings momentum. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.32% (2Q/03) Lowest Quarterly Return: (24.77)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I | Russell U.S. Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)	[45]
Class I | Russell U.S. Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[46]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[46]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.30%	[46]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[46]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	555
10 Years	rr_ExpenseExampleYear10	1,230
Annual Return 2002	rr_AnnualReturn2002	(18.73%)
Annual Return 2003	rr_AnnualReturn2003	32.72%
Annual Return 2004	rr_AnnualReturn2004	16.21%
Annual Return 2005	rr_AnnualReturn2005	7.53%
Annual Return 2006	rr_AnnualReturn2006	18.32%
Annual Return 2007	rr_AnnualReturn2007	(2.78%)
Annual Return 2008	rr_AnnualReturn2008	(46.58%)
Annual Return 2009	rr_AnnualReturn2009	37.45%
Annual Return 2010	rr_AnnualReturn2010	14.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.86%)
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Class I | Russell U.S. Value Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Class I | Russell U.S. Value Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Class I | Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and actual expenses expected to be incurred during the fiscal year ending October 31, 2011.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.45% (3Q/09) Lowest Quarterly Return: (26.86)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I | Russell U.S. Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[45]
Class I | Russell U.S. Small & Mid Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[47]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[47]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.21%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[47]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(1.93%)
Annual Return 2002	rr_AnnualReturn2002	(18.98%)
Annual Return 2003	rr_AnnualReturn2003	46.69%
Annual Return 2004	rr_AnnualReturn2004	14.51%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	16.12%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	(43.79%)
Annual Return 2009	rr_AnnualReturn2009	32.30%
Annual Return 2010	rr_AnnualReturn2010	26.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.72%)
1 Year	rr_AverageAnnualReturnYear01	26.52%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Class I | Russell U.S. Small & Mid Cap Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.43%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Class I | Russell U.S. Small & Mid Cap Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Class I | Russell U.S. Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Small & Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.72)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I | Russell U.S. Small & Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Class I | Russell U.S. Small & Mid Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Class I | Russell International Developed Markets Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[48]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[48]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.22%	[48]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[48]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	1,128
Annual Return 2001	rr_AnnualReturn2001	(21.80%)
Annual Return 2002	rr_AnnualReturn2002	(15.74%)
Annual Return 2003	rr_AnnualReturn2003	38.72%
Annual Return 2004	rr_AnnualReturn2004	17.40%
Annual Return 2005	rr_AnnualReturn2005	14.82%
Annual Return 2006	rr_AnnualReturn2006	25.72%
Annual Return 2007	rr_AnnualReturn2007	12.91%
Annual Return 2008	rr_AnnualReturn2008	(44.55%)
Annual Return 2009	rr_AnnualReturn2009	29.54%
Annual Return 2010	rr_AnnualReturn2010	8.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Class I | Russell International Developed Markets Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Class I | Russell International Developed Markets Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Class I | Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell International Developed Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2010
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	"Total Annual Fund Operating Expenses" have been restated to reflect expiration of contractual transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 24.04% (2Q/09)
Lowest Quarterly Return: (21.12)% (3Q/08)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class I | Russell International Developed Markets Fund | MSCI EAFE Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Class I | Russell International Developed Markets Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%	[49]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[49]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[49]
Class I | Russell Strategic Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.19%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.68%	[27]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	860
Annual Return 2001	rr_AnnualReturn2001	7.62%
Annual Return 2002	rr_AnnualReturn2002	8.67%
Annual Return 2003	rr_AnnualReturn2003	7.40%
Annual Return 2004	rr_AnnualReturn2004	4.83%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	(8.58%)
Annual Return 2009	rr_AnnualReturn2009	18.73%
Annual Return 2010	rr_AnnualReturn2010	10.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.35%)
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Class I | Russell Strategic Bond Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Class I | Russell Strategic Bond Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Class I | Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Strategic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver and the expiration of contractual transfer agency fee waivers for a portion of the fiscal year ended October 31, 2010.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.58% (3Q/09) Lowest Quarterly Return: (4.35)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class I | Russell Strategic Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class I | Russell Investment Grade Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[50]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[50]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.21%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[50]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[50]
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	590
Annual Return 2001	rr_AnnualReturn2001	8.08%
Annual Return 2002	rr_AnnualReturn2002	9.57%
Annual Return 2003	rr_AnnualReturn2003	4.27%
Annual Return 2004	rr_AnnualReturn2004	4.36%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	6.20%
Annual Return 2008	rr_AnnualReturn2008	(2.77%)
Annual Return 2009	rr_AnnualReturn2009	14.93%
Annual Return 2010	rr_AnnualReturn2010	8.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.83%)
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Class I | Russell Investment Grade Bond Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.70%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Class I | Russell Investment Grade Bond Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.78%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Class I | Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Investment Grade Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2010
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	"Total Annual Fund Operating Expenses" have been restated to reflect expiration of transfer agency fee waivers that were in effect for a portion of the fiscal year ended October 31, 2010.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class I Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	6.90%	(3Q/09)
Lowest Quarterly Return:	(2.83%)	(3Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class I | Russell Investment Grade Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class Y | Russell U.S. Core Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[51]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[51]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.09%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[51]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Annual Return 2001	rr_AnnualReturn2001	(14.42%)
Annual Return 2002	rr_AnnualReturn2002	(22.08%)
Annual Return 2003	rr_AnnualReturn2003	29.37%
Annual Return 2004	rr_AnnualReturn2004	11.66%
Annual Return 2005	rr_AnnualReturn2005	7.88%
Annual Return 2006	rr_AnnualReturn2006	13.82%
Annual Return 2007	rr_AnnualReturn2007	10.77%
Annual Return 2008	rr_AnnualReturn2008	(41.80%)
Annual Return 2009	rr_AnnualReturn2009	29.74%
Annual Return 2010	rr_AnnualReturn2010	15.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.00%)
1 Year	rr_AverageAnnualReturnYear01	15.58%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Class Y | Russell U.S. Core Equity Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	0.83%
Class Y | Russell U.S. Core Equity Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Class Y | Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). RIMCo may employ a "select holdings" strategy designed to increase the Fund's exposure to stocks that are viewed as attractive by multiple money managers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. The "select holdings" strategy amplifies security selection risk and potential underperformance.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.44% (3Q/09) Lowest Quarterly Return: (25.00)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y | Russell U.S. Core Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Class Y | Russell U.S. Quantitative Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[52]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[52]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.28%	[52]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[52]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,026
Annual Return 2001	rr_AnnualReturn2001	(10.21%)
Annual Return 2002	rr_AnnualReturn2002	(22.53%)
Annual Return 2003	rr_AnnualReturn2003	29.82%
Annual Return 2004	rr_AnnualReturn2004	10.86%
Annual Return 2005	rr_AnnualReturn2005	6.77%
Annual Return 2006	rr_AnnualReturn2006	13.86%
Annual Return 2007	rr_AnnualReturn2007	2.81%
Annual Return 2008	rr_AnnualReturn2008	(37.34%)
Annual Return 2009	rr_AnnualReturn2009	23.21%
Annual Return 2010	rr_AnnualReturn2010	12.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.69%)
1 Year	rr_AverageAnnualReturnYear01	12.68%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	0.85%
Class Y | Russell U.S. Quantitative Equity Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	0.29%
Class Y | Russell U.S. Quantitative Equity Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	0.65%
Class Y | Russell U.S. Quantitative Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Quantitative Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies but may also invest in small capitalization companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Each of the Fund's money managers uses a variety of quantitative investment models and mathematical techniques to rank securities based upon their expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Certain of the Fund's money managers employ a limited long-short strategy pursuant to which they sell securities short. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: 15.60% (2Q/03)
Lowest Quarterly Return: (21.69)% (4Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class Y | Russell U.S. Quantitative Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Class Y | Russell U.S. Small & Mid Cap Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[47]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[47]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.11%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[47]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	452
10 Years	rr_ExpenseExampleYear10	1,007
Annual Return 2001	rr_AnnualReturn2001	(1.78%)
Annual Return 2002	rr_AnnualReturn2002	(18.89%)
Annual Return 2003	rr_AnnualReturn2003	46.88%
Annual Return 2004	rr_AnnualReturn2004	14.64%
Annual Return 2005	rr_AnnualReturn2005	6.30%
Annual Return 2006	rr_AnnualReturn2006	16.20%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	(43.76%)
Annual Return 2009	rr_AnnualReturn2009	32.36%
Annual Return 2010	rr_AnnualReturn2010	26.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.78%)
1 Year	rr_AverageAnnualReturnYear01	26.67%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Class Y | Russell U.S. Small & Mid Cap Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.56%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Class Y | Russell U.S. Small & Mid Cap Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Class Y | Russell U.S. Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Small & Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small and medium capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.78)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y | Russell U.S. Small & Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Class Y | Russell U.S. Small & Mid Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Class Y | Russell International Developed Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[47]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[47]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.12%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[47]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	456
10 Years	rr_ExpenseExampleYear10	1,015
Annual Return 2001	rr_AnnualReturn2001	(21.73%)
Annual Return 2002	rr_AnnualReturn2002	(15.67%)
Annual Return 2003	rr_AnnualReturn2003	38.82%
Annual Return 2004	rr_AnnualReturn2004	17.50%
Annual Return 2005	rr_AnnualReturn2005	14.84%
Annual Return 2006	rr_AnnualReturn2006	25.80%
Annual Return 2007	rr_AnnualReturn2007	12.99%
Annual Return 2008	rr_AnnualReturn2008	(44.53%)
Annual Return 2009	rr_AnnualReturn2009	29.68%
Annual Return 2010	rr_AnnualReturn2010	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Class Y | Russell International Developed Markets Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.29%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Class Y | Russell International Developed Markets Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.96%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Class Y | Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell International Developed Markets Fund Investment Objective (Fundamental)
Objective [Heading]	rr_ObjectiveHeading	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 24.03% (2Q/09) Lowest Quarterly Return: (21.11)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y | Russell International Developed Markets Fund | MSCI EAFE Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Class Y | Russell International Developed Markets Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%	[53]
5 Years	rr_AverageAnnualReturnYear05	3.40%	[53]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[53]
Class Y | Russell Global Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[47]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[47]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.12%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[47]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,307
Annual Return 2008	rr_AnnualReturn2008	(43.86%)
Annual Return 2009	rr_AnnualReturn2009	37.00%
Annual Return 2010	rr_AnnualReturn2010	14.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.66%)
1 Year	rr_AverageAnnualReturnYear01	14.96%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)	[54],[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007	[54]
Class Y | Russell Global Equity Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.99%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[54],[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007	[54]
Class Y | Russell Global Equity Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.99%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)	[54],[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007	[54]
Class Y | Russell Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of  those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 21.73% 2Q/09 Lowest Quarterly Return: (23.66)% 4Q/08
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com..

Class Y | Russell Global Equity Fund | MSCI World Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)	[55]
Class Y | Russell Global Equity Fund | Russell Developed Large Cap Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%	[34]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)	[34],[55]
Class Y | Russell Emerging Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[56]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[56]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.20%	[56]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[56]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[56]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	435
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,649
Annual Return 2001	rr_AnnualReturn2001	(3.38%)
Annual Return 2002	rr_AnnualReturn2002	(7.50%)
Annual Return 2003	rr_AnnualReturn2003	58.19%
Annual Return 2004	rr_AnnualReturn2004	27.89%
Annual Return 2005	rr_AnnualReturn2005	31.15%
Annual Return 2006	rr_AnnualReturn2006	31.24%
Annual Return 2007	rr_AnnualReturn2007	38.10%
Annual Return 2008	rr_AnnualReturn2008	(54.09%)
Annual Return 2009	rr_AnnualReturn2009	84.51%
Annual Return 2010	rr_AnnualReturn2010	20.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quaterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quaterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
1 Year	rr_AverageAnnualReturnYear01	20.25%	[57]
5 Years	rr_AverageAnnualReturnYear05	13.04%	[57]
10 Years	rr_AverageAnnualReturnYear10	15.91%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2008	[57]
Class Y | Russell Emerging Markets Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.83%	[57]
5 Years	rr_AverageAnnualReturnYear05	11.09%	[57]
10 Years	rr_AverageAnnualReturnYear10	14.92%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2008	[57]
Class Y | Russell Emerging Markets Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.62%	[57]
5 Years	rr_AverageAnnualReturnYear05	10.78%	[57]
10 Years	rr_AverageAnnualReturnYear10	14.23%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2008	[57]
Class Y | Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities, including common stock and preferred stock of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated primarily in foreign currencies and are typically held outside the U.S. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quaterly Return: 39.65% (2Q/09) Lowest Quaterly Return: (29.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares.  If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y | Russell Emerging Markets Fund | MSCI Emerging Markets Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Class Y | Russell Emerging Markets Fund | Russell Emerging Markets Index (net of tax on dividends from foreign holdings)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.71%	[36]
5 Years	rr_AverageAnnualReturnYear05	13.31%	[36]
10 Years	rr_AverageAnnualReturnYear10	15.13%	[36]
Class Y | Russell Global Opportunistic Credit Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.21%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[27]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	359
Class Y | Russell Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Opportunistic Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010.

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect actual expenses expected to be incurred for the fiscal year ending October 31, 2011.

Until February 29, 2012, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in emerging markets debt securities. The Fund also purchases loans and other direct indebtedness. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. A money manager may seek to protect its investments for the Fund against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes.

A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.  The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence. Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Class Y | Russell Strategic Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[58]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[58]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.09%	[58]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[58]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[58]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.58%	[58]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	188
5 Years	rr_ExpenseExampleYear05	328
10 Years	rr_ExpenseExampleYear10	737
Annual Return 2001	rr_AnnualReturn2001	7.62%
Annual Return 2002	rr_AnnualReturn2002	8.67%
Annual Return 2003	rr_AnnualReturn2003	7.40%
Annual Return 2004	rr_AnnualReturn2004	4.83%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	6.44%
Annual Return 2008	rr_AnnualReturn2008	(8.44%)
Annual Return 2009	rr_AnnualReturn2009	18.76%
Annual Return 2010	rr_AnnualReturn2010	10.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.23%)
1 Year	rr_AverageAnnualReturnYear01	10.96%	[59]
5 Years	rr_AverageAnnualReturnYear05	6.00%	[59]
10 Years	rr_AverageAnnualReturnYear10	6.10%	[59]
Class Y | Russell Strategic Bond Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.56%	[59]
5 Years	rr_AverageAnnualReturnYear05	4.05%	[59]
10 Years	rr_AverageAnnualReturnYear10	4.18%	[59]
Class Y | Russell Strategic Bond Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%	[59]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[59]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[59]
Class Y | Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Strategic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.48% (3Q/09) Lowest Quarterly Return: (4.23)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y | Russell Strategic Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class Y | Russell Investment Grade Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[60]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[60]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.11%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[60]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[60]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
Annual Return 2001	rr_AnnualReturn2001	8.23%
Annual Return 2002	rr_AnnualReturn2002	9.65%
Annual Return 2003	rr_AnnualReturn2003	4.34%
Annual Return 2004	rr_AnnualReturn2004	4.36%
Annual Return 2005	rr_AnnualReturn2005	2.18%
Annual Return 2006	rr_AnnualReturn2006	4.23%
Annual Return 2007	rr_AnnualReturn2007	6.25%
Annual Return 2008	rr_AnnualReturn2008	(2.73%)
Annual Return 2009	rr_AnnualReturn2009	14.97%
Annual Return 2010	rr_AnnualReturn2010	8.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	6.13%
10 Years	rr_AverageAnnualReturnYear10	5.92%
Class Y | Russell Investment Grade Bond Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Class Y | Russell Investment Grade Bond Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Class Y | Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Investment Grade Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	6.96%	(3Q/09)
Lowest Quarterly Return:	(2.77)%	(3Q/08)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class Y | Russell Investment Grade Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class Y | Russell Short Duration Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[38]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[38]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.14%	[38]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[38]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[38]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[38]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	330
10 Years	rr_ExpenseExampleYear10	745
Annual Return 2001	rr_AnnualReturn2001	8.30%
Annual Return 2002	rr_AnnualReturn2002	6.31%
Annual Return 2003	rr_AnnualReturn2003	2.45%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	1.45%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	(4.58%)
Annual Return 2009	rr_AnnualReturn2009	13.27%
Annual Return 2010	rr_AnnualReturn2010	5.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quaterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quaterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
1 Year	rr_AverageAnnualReturnYear01	5.19%	[54]
5 Years	rr_AverageAnnualReturnYear05	4.58%	[54]
10 Years	rr_AverageAnnualReturnYear10	4.24%	[54]
Class Y | Russell Short Duration Bond Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.20%	[54]
5 Years	rr_AverageAnnualReturnYear05	3.19%	[54]
10 Years	rr_AverageAnnualReturnYear10	2.90%	[54]
Class Y | Russell Short Duration Bond Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%	[54]
5 Years	rr_AverageAnnualReturnYear05	3.09%	[54]
10 Years	rr_AverageAnnualReturnYear10	2.82%	[54]
Class Y | Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Until February 29, 2012, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses", have been restated to reflect the 0.05% advisory fee waiver.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund's assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions and Subscriptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quaterly Return: 5.86%(2Q/09) Lowest Quaterly Return: (3.76)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class Y | Russell Short Duration Bond Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Class Y | Russell Commodity Strategies Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[39]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[39]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.13%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[39]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[39]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[39]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	471
Class Y | Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Commodity Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing directly, or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets and returns that generally correspond to the performance of the Dow Jones – UBS Commodity Index Total Return (the "DJ-UBS Index"), which is a broadly diversified futures index comprised of futures contracts on 19 physical commodities. Additionally, the Fund may take more active risk such that its returns may not correlate as closely to the returns of the DJ-UBS Index. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

The Fund employs multiple unaffiliated money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act"), and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

 Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus.
Class Y | Russell Global Infrastructure Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[27]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.23%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[27]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[27]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[27]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	445
Class Y | Russell Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Until February 29, 2012, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Less Fee Waivers and Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities, including common stocks and preferred stocks, of infrastructure companies located in a number of countries around the world, including the U.S., in a globally diversified manner. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of broad global equity markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year
Class Y | Russell Global Real Estate Securities Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[61]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[61]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.13%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[61]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,142
Annual Return 2001	rr_AnnualReturn2001	7.68%
Annual Return 2002	rr_AnnualReturn2002	3.31%
Annual Return 2003	rr_AnnualReturn2003	37.28%
Annual Return 2004	rr_AnnualReturn2004	35.13%
Annual Return 2005	rr_AnnualReturn2005	12.62%
Annual Return 2006	rr_AnnualReturn2006	35.70%
Annual Return 2007	rr_AnnualReturn2007	(15.76%)
Annual Return 2008	rr_AnnualReturn2008	(37.24%)
Annual Return 2009	rr_AnnualReturn2009	29.94%
Annual Return 2010	rr_AnnualReturn2010	23.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.21%)
1 Year	rr_AverageAnnualReturnYear01	23.33%	[54]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[54]
10 Years	rr_AverageAnnualReturnYear10	10.33%	[54]
Class Y | Russell Global Real Estate Securities Fund | Class Y Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%	[54]
5 Years	rr_AverageAnnualReturnYear05	1.15%	[54]
10 Years	rr_AverageAnnualReturnYear10	8.24%	[54]
Class Y | Russell Global Real Estate Securities Fund | Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[54]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[54]
10 Years	rr_AverageAnnualReturnYear10	8.11%	[54]
Class Y | Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending October 31, 2011.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class Y Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 29.97% (3Q/09) Lowest Quarterly Return: (37.21)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

 The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class Y | Russell Global Real Estate Securities Fund | FTSE NAREIT Equity REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	10.76%
Class Y | Russell Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Real Estate Index (net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.63%	[41]
5 Years	rr_AverageAnnualReturnYear05	2.23%	[41]
10 Years	rr_AverageAnnualReturnYear10	none	[41]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[3]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[4]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[5]	"Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other Fund in which the Fund invests, to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2010 and to reflect expenses expected to be incurred for the fiscal year ending October 31, 2011.
[6]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[7]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[8]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[9]	Effective January 1, 2011, RIMCo changed the Fund's secondary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[10]	*The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[11]	Effective January 1, 2011, RIMCo changed the Fund's secondary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[12]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[13]	Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[14]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.
[15]	Class A Shares are not currently offered to new shareholders.
[16]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[17]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[18]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.
[19]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[20]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.
[21]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
[22]	Class A Shares are not currently offered to new shareholders.
[23]	No Class A Shares were outstanding during the periods shown. The returns shown for Class A Shares are the returns of the Fund's Class R2 Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns (both before and after tax) as the Class R2 Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class R2 Shares.
[24]	"Other Expenses", "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[25]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[26]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[27]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[28]	The Fund first issued Class C, E and S Shares on February 1, 2001.
[29]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and actual expenses expected to be incurred during the fiscal year ending October 31, 2011.
[30]	The Fund first issued Class C, E and S Shares on February 1, 2001.
[31]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[32]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[33]	The Fund first issued Class A, C, E and S Shares on February 28, 2007.
[34]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[35]	"Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."
[36]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). RIMCo believes the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[37]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[38]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."
[39]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell Cayman Commodity Strategies Fund Ltd. (the "Subsidiary") and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."
[40]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[41]	In 2010, RIMCo changed the Fund's investment strategy from a predominantly U.S. based investment strategy to a global investment strategy. As a result, the Fund's primary benchmark changed from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net).
[42]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[43]	"Other Expenses" and "Total Annual Fund Operating Expenses" for the Fund have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[44]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[45]	The Fund first issued Class I Shares on February 1, 2001.
[46]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and actual expenses expected to be incurred during the fiscal year ending October 31, 2011.
[47]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[48]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[49]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[50]	"Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[51]	"Other Expenses" and "Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[52]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
[53]	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). RIMCo believes that the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which more broadly represents the investable universe of stocks.
[54]	The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund's Class S Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares. Class S Shares are not offered in this Prospectus.
[55]	The Fund first issued Class A, C, E and S Shares on February 28, 2007.
[56]	"Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."
[57]	The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund's Class S Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares. Class S Shares are not offered in this Prospectus.
[58]	Until February 29, 2012, RIMCo has contractually agreed to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
[59]	The Fund first issued Class Y Shares on June 7, 2000, closed its Class Y Shares on November 19, 2001 and reopened its Class Y Shares on June 23, 2005. The returns shown for Class Y Shares prior to June 23, 2005 are the returns of the Fund's Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I Shares are not offered in this Prospectus.
[60]	"Total Annual Fund Operating Expenses" has been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[61]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.